UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05452)

Exact name of registrant as specified in charter: Putnam Premier Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
10/31/09 (Unaudited)

MORTGAGE-BACKED SECURITIES (48.5%)(a)
		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$8,980,000	$6,286,000
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049		343,000	334,119
Ser. 07-2, Class A2, 5.634s, 2049		977,000	972,115
Ser. 05-6, Class A2, 5.165s, 2047		2,118,000	2,138,125
Ser. 07-5, Class XW, IO, 0.439s, 2051		217,180,364	4,821,404
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		318,946	239,210
Ser. 01-1, Class K, 6 1/8s, 2036		718,000	373,733
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.883s, 2036		6,028,137	3,918,289
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 2.245s, 2022		1,187,000	627,168
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037		1,901,262	146,207
Ser. 07-1, Class S, IO, 2.477s, 2037		7,191,397	450,901
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		4,396,445	2,989,583
FRB Ser. 05-10, Class 25A1, 5.85s, 2036		3,072,435	1,766,650
FRB Ser. 07-1, Class 21A1, 5.618s, 2047		2,980,435	1,967,087
Bear Stearns Alternate Trust II FRB Ser. 07-1,
Class 1A1, 6.007s, 2047		10,266,409	6,328,680
Bear Stearns Asset Backed Securities Trust FRB Ser.
07-AC4, Class A1, 0.544s, 2037		3,728,511	1,901,541
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.176s, 2032		481,000	296,770
Ser. 07-PW17, Class A3, 5.736s, 2050		3,745,000	3,631,489
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.095s, 2050		120,883,392	875,558
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.182s, 2036		2,778,511	1,639,481
FRB Ser. 05-10, Class 1A5A, 5.838s, 2035		269,518	177,882
FRB Ser. 05-10, Class 1A4A, 5.681s, 2035		2,869,729	1,750,534
FRB Ser. 06-AR7, Class 2A2A, 5.59s, 2036		1,708,742	1,161,945
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.077s, 2044		70,996,525	581,365
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.967s, 2017		1,016,219	30,102
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 0.345s, 2017		449,784	446,442
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		6,059,945	4,012,820
Ser. 06-J8, Class A4, 6s, 2037		4,647,458	2,881,424
Ser. 05-80CB, Class 2A1, 6s, 2036		3,851,683	2,828,580
FRB Ser. 07-HY4, Class 3A1, 5.813s, 2047		2,088,651	1,200,974
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		3,429,210	2,937,065
Ser. 07-8CB, Class A1, 5 1/2s, 2037		2,051,326	1,487,853
FRB Ser. 06-23CBC, Class 2A5, 0.644s, 2036		6,450,479	2,918,842
FRB Ser. 06-18CB, Class A7, 0.594s, 2036		5,447,477	3,431,910
FRB Ser. 06-24CB, Class A13, 0.594s, 2036		1,537,915	991,955
FRB Ser. 06-OC10, Class 2A2A, 0.424s, 2036		4,050,000	2,137,196
FRB Ser. 07-HY7C, Class A1, 0.384s, 2037		4,215,782	2,150,049
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.664s, 2035		4,221,932	3,166,449
FRB Ser. 05-HYB4, Class 2A1, 4.861s, 2035		9,709,100	6,990,552
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.642s, 2035		4,789,902	493,839
Ser. 06-R1, Class AS, IO, 5 5/8s, 2036		3,412,456	337,151
Ser. 05-R3, Class AS, IO, 5.567s, 2035		1,043,060	105,558
FRB Ser. 06-R2, Class AS, IO, 5.469s, 2036		5,473,913	530,422
Credit Suisse Mortgage Capital Certificates
Ser. 07-1, Class 1A1A, 5.942s, 2037		1,248,526	811,542
Ser. 07-3, Class 1A1A, 5.837s, 2037		1,502,384	991,573
FRB Ser. 06-C3, Class A3, 5.826s, 2038		7,798,000	6,973,683
FRB Ser. 07-C4, Class A2, 5.809s, 2039		1,632,000	1,645,931
Ser. 07-C5, Class A3, 5.694s, 2040		21,660,000	20,350,114
Ser. 06-C4, Class A3, 5.467s, 2039		2,852,000	2,533,454
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.044s, 2017		167,000	75,150
FRB Ser. 06-A, Class C, 0.844s, 2017		495,000	272,250
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		1,278,506	1,201,796
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		3,176,400	2,324,060
Ser. 98-C1, Class F, 6s, 2040 (F)		1,880,000	1,692,433
Ser. 02-CP5, Class M, 5 1/4s, 2035		691,000	55,468
FRB Ser. 05-TFLA, Class L, 2.095s, 2020		1,356,000	949,200
CWCapital Cobalt Ser. 06-C1, Class A2, 5.174s, 2048		1,483,655	1,497,183
Deutsche Alternative Securities, Inc. FRB Ser. 06-AR3,
Class A1, 0.434s, 2036		3,229,281	1,557,623
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.62s, 2031		7,919,192	191,572
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		552,708	447,693
European Loan Conduit 144A FRB Ser. 22A, Class D,
1.444s, 2014 (United Kingdom) (F)	GBP	995,000	245,553
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.444s, 2014 (United Kingdom) (F)	GBP	541,855	71,366
Fannie Mae

IFB Ser. 06-62, Class PS, 38.438s, 2036	$1,073,103	1,678,989
IFB Ser. 05-74, Class CP, 23.856s, 2035	765,037	1,034,202
IFB Ser. 05-99, Class SA, 23.673s, 2035	882,029	1,170,159
IFB Ser. 05-95, Class OP, 19.602s, 2035	595,756	735,188
IFB Ser. 05-83, Class QP, 16.76s, 2034	320,344	377,229
IFB Ser. 03-44, Class SI, IO, 7.756s, 2033	3,419,384	585,026
IFB Ser. 06-90, Class SE, IO, 7.556s, 2036	4,007,356	741,124
IFB Ser. 03-W6, Class 5S, IO, 7.356s, 2042	13,264,005	1,923,281
IFB Ser. 08-7, Class SA, IO, 7.306s, 2038	7,697,607	1,254,817
IFB Ser. 05-113, Class AI, IO, 6.986s, 2036	1,255,726	209,785
IFB Ser. 06-125, Class SM, IO, 6.956s, 2037	1,870,262	250,303
IFB Ser. 06-43, Class SU, IO, 6.956s, 2036	629,367	87,972
IFB Ser. 06-33, Class SP, IO, 6.956s, 2036	2,410,225	334,419
IFB Ser. 06-34, Class SK, IO, 6.956s, 2036	997,580	134,673
IFB Ser. 06-24, Class QS, IO, 6.956s, 2036	1,432,014	245,975
IFB Ser. 06-79, Class DI, IO, 6.906s, 2036	3,061,170	453,359
IFB Ser. 06-60, Class SI, IO, 6.906s, 2036	5,900,577	872,104
IFB Ser. 04-24, Class CS, IO, 6.906s, 2034	613,553	84,390
IFB Ser. 04-12, Class WS, IO, 6.906s, 2033	3,731,739	454,514
IFB Ser. 03-67, Class KS, IO, 6.856s, 2031	140,843	15,084
IFB Ser. 03-76, Class GS, IO, 6.856s, 2031	75,634	8,715
IFB Ser. 03-130, Class BS, IO, 6.806s, 2033	4,336,036	573,137
IFB Ser. 03-34, Class WS, IO, 6.756s, 2029	4,041,256	446,623
IFB Ser. 08-41, Class S, IO, 6.556s, 2036	4,200,652	548,521
IFB Ser. 05-42, Class SA, IO, 6.556s, 2035	7,035,887	795,049
IFB Ser. 05-48, Class SM, IO, 6.556s, 2034	1,650,376	216,486
IFB Ser. 07-54, Class CI, IO, 6.516s, 2037	2,038,003	293,124
IFB Ser. 08-34, Class SM, IO, 6.506s, 2038	3,625,749	449,955
IFB Ser. 07-28, Class SE, IO, 6.506s, 2037	367,200	52,177
IFB Ser. 07-24, Class SD, IO, 6.506s, 2037	1,584,093	201,343
IFB Ser. 06-79, Class SI, IO, 6.506s, 2036	893,869	112,122
IFB Ser. 05-90, Class GS, IO, 6.506s, 2035	276,370	39,825
IFB Ser. 05-90, Class SP, IO, 6.506s, 2035	1,019,949	130,674
IFB Ser. 05-12, Class SC, IO, 6.506s, 2035	1,236,941	152,230
IFB Ser. 05-18, Class SK, IO, 6.506s, 2035	275,802	27,147
IFB Ser. 05-45, Class PL, IO, 6.506s, 2034	7,421,576	1,040,646
IFB Ser. 07-30, Class IE, IO, 6.496s, 2037	4,892,301	825,444
IFB Ser. 06-123, Class CI, IO, 6.496s, 2037	3,787,623	507,188
IFB Ser. 06-126, Class CS, IO, 6.456s, 2037	2,810,208	386,988
IFB Ser. 06-31, Class SX, IO, 6.456s, 2036	3,815,178	578,144
IFB Ser. 06-33, Class JS, IO, 6.456s, 2036	1,195,305	146,081
IFB Ser. 06-36, Class SP, IO, 6.456s, 2036	2,022,969	255,501
IFB Ser. 06-22, Class QM, IO, 6.456s, 2036	268,130	40,890
IFB Ser. 06-23, Class SP, IO, 6.456s, 2036	1,662,918	234,203
IFB Ser. 06-16, Class SM, IO, 6.456s, 2036	3,709,922	567,436
IFB Ser. 07-75, Class EI, IO, 6.456s, 2036	2,372,139	302,685
IFB Ser. 05-95, Class CI, IO, 6.456s, 2035	2,101,107	325,151
IFB Ser. 05-84, Class SG, IO, 6.456s, 2035	3,325,457	469,887
IFB Ser. 05-57, Class NI, IO, 6.456s, 2035	865,261	113,968
IFB Ser. 06-3, Class SB, IO, 6.456s, 2035	9,815,655	1,469,567
IFB Ser. 05-29, Class SX, IO, 6.456s, 2035	2,361,159	300,659
IFB Ser. 05-57, Class DI, IO, 6.456s, 2035	1,482,001	166,132
IFB Ser. 05-7, Class SC, IO, 6.456s, 2035	8,870,935	976,796
IFB Ser. 04-92, Class S, IO, 6.456s, 2034	5,428,280	679,200
IFB Ser. 06-104, Class EI, IO, 6.446s, 2036	2,171,969	242,294
IFB Ser. 05-83, Class QI, IO, 6.446s, 2035	584,662	98,265
IFB Ser. 06-128, Class GS, IO, 6.436s, 2037	2,221,037	313,182
IFB Ser. 05-92, Class SC, IO, 6.436s, 2035	1,727,500	213,058
IFB Ser. 05-73, Class SD, IO, 6.436s, 2035	278,950	48,117
IFB Ser. 09-17, Class NS, IO, 6.406s, 2039	1,744,443	221,871
IFB Ser. 06-114, Class IS, IO, 6.406s, 2036	1,829,834	245,888
IFB Ser. 06-51, Class SP, IO, 6.406s, 2036	902,080	130,343
IFB Ser. 04-92, Class SQ, IO, 6.406s, 2034	2,331,956	282,399
IFB Ser. 06-115, Class IE, IO, 6.396s, 2036	1,458,833	193,391
IFB Ser. 06-117, Class SA, IO, 6.396s, 2036	2,214,679	296,043
IFB Ser. 06-109, Class SH, IO, 6.376s, 2036	1,856,502	296,309
IFB Ser. 06-111, Class SA, IO, 6.376s, 2036	11,535,209	1,569,044
IFB Ser. 06-111, Class SB, IO, 6.376s, 2036	1,325,418	170,451
IFB Ser. 06-103, Class SB, IO, 6.356s, 2036	734,508	93,164
IFB Ser. 06-43, Class SD, IO, 6.356s, 2036	79,003	10,488
IFB Ser. 06-43, Class SI, IO, 6.356s, 2036	4,181,620	528,611
IFB Ser. 06-48, Class QB, IO, 6.356s, 2036	2,802,943	334,356
IFB Ser. 06-50, Class IP, IO, 6.356s, 2036	11,717,176	1,679,880
IFB Ser. 06-8, Class HJ, IO, 6.356s, 2036	1,071,956	135,481
IFB Ser. 06-8, Class JH, IO, 6.356s, 2036	7,244,761	1,007,424
IFB Ser. 05-122, Class SG, IO, 6.356s, 2035	1,805,472	246,320
IFB Ser. 05-122, Class SW, IO, 6.356s, 2035	2,070,362	273,911
IFB Ser. 05-57, Class MS, IO, 6.356s, 2035	6,122,266	573,459
IFB Ser. 06-101, Class SA, IO, 6.336s, 2036	4,720,108	587,493
IFB Ser. 06-92, Class LI, IO, 6.336s, 2036	2,178,660	300,718
IFB Ser. 06-99, Class AS, IO, 6.336s, 2036	888,824	105,948
IFB Ser. 06-17, Class SI, IO, 6.336s, 2036	1,774,927	224,668
IFB Ser. 06-98, Class SQ, IO, 6.326s, 2036	9,757,083	1,230,445
IFB Ser. 06-60, Class YI, IO, 6.326s, 2036	5,269,423	858,852
IFB Ser. 06-98, Class SB, IO, 6.306s, 2036	1,714,708	192,302
IFB Ser. 06-86, Class SB, IO, 6.306s, 2036	1,046,103	154,686
IFB Ser. 07-76, Class SA, IO, 6.296s, 2037	3,273,038	368,004
IFB Ser. 07-91, Class SA, IO, 6.266s, 2037	3,816,547	431,383
IFB Ser. 06-62, Class SB, IO, 6.256s, 2036	1,259,123	168,595
IFB Ser. 07-15, Class NI, IO, 6.256s, 2022	3,273,205	352,852
IFB Ser. 07-109, Class XI, IO, 6.206s, 2037	1,503,975	247,709
IFB Ser. 06-79, Class SH, IO, 6.206s, 2036	3,379,181	479,067
IFB Ser. 07-30, Class LI, IO, 6.196s, 2037	4,143,531	516,945
IFB Ser. 07-86, Class SE, IO, 6.186s, 2037	3,541,364	390,952
IFB Ser. 07-89, Class SA, IO, 6.186s, 2037	4,166,837	492,937
IFB Ser. 07-48, Class SG, IO, 6.186s, 2037	26,426,816	3,297,878
IFB Ser. 07-54, Class IA, IO, 6.166s, 2037	2,105,036	278,292
IFB Ser. 07-54, Class IB, IO, 6.166s, 2037	2,105,036	278,292
IFB Ser. 07-54, Class IC, IO, 6.166s, 2037	2,105,036	278,292

IFB Ser. 07-54, Class ID, IO, 6.166s, 2037	2,105,036	278,292
IFB Ser. 07-54, Class IF, IO, 6.166s, 2037	3,349,295	415,586
IFB Ser. 07-54, Class UI, IO, 6.166s, 2037	3,227,388	469,360
IFB Ser. 07-99, Class SD, IO, 6.156s, 2037	1,385,345	175,549
IFB Ser. 06-116, Class TS, IO, 6.156s, 2036	848,388	107,773
IFB Ser. 07-15, Class CI, IO, 6.136s, 2037	7,088,043	880,395
IFB Ser. 06-115, Class JI, IO, 6.136s, 2036	4,998,297	629,597
IFB Ser. 09-43, Class SB, IO, 6.086s, 2039	317,931	47,210
IFB Ser. 06-123, Class LI, IO, 6.076s, 2037	3,409,544	411,041
IFB Ser. 07-81, Class IS, IO, 6.056s, 2037	2,757,027	328,159
IFB Ser. 08-11, Class SC, IO, 6.036s, 2038	315,746	40,554
IFB Ser. 09-87, Class SX, IO, 6.006s, 2039	2,572,000	276,490
IFB Ser. 09-71, Class XS, IO, 5.956s, 2036	5,922,526	588,699
IFB Ser. 07-39, Class AI, IO, 5.876s, 2037	3,785,745	422,756
IFB Ser. 07-32, Class SD, IO, 5.866s, 2037	2,512,796	278,076
IFB Ser. 09-62, Class PS, IO, 5.856s, 2039	2,059,155	215,817
IFB Ser. 09-84, Class SL, IO, 5.856s, 2037	14,696,336	1,444,374
IFB Ser. 07-30, Class UI, IO, 5.856s, 2037	2,063,567	209,657
IFB Ser. 07-32, Class SC, IO, 5.856s, 2037	3,555,774	444,308
IFB Ser. 07-32, Class SG, IO, 5.856s, 2037	341,197	38,128
IFB Ser. 07-1, Class CI, IO, 5.856s, 2037	2,331,253	292,320
IFB Ser. 07-3, Class SH, IO, 5.826s, 2037	1,964,419	211,175
IFB Ser. 04-46, Class PJ, IO, 5.756s, 2034	1,550,832	193,216
IFB Ser. 07-75, Class ID, IO, 5.626s, 2037	2,576,538	303,619
Ser. 383, Class 18, IO, 5 1/2s, 2038	1,331,523	194,269
Ser. 383, Class 19, IO, 5 1/2s, 2038	1,210,897	175,580
Ser. 383, Class 6, IO, 5 1/2s, 2037	1,029,830	164,773
Ser. 383, Class 7, IO, 5 1/2s, 2037	1,016,411	145,448
Ser. 383, Class 20, IO, 5 1/2s, 2037	769,296	117,164
Ser. 364, Class 12, IO, 5 1/2s, 2035	101,348	16,033
Ser. 346, Class 2, IO, 5 1/2s, 2033	3,471,683	657,450
Ser. 338, Class 2, IO, 5 1/2s, 2033	4,804,536	934,002
Ser. 333, Class 2, IO, 5 1/2s, 2033	5,262,750	1,022,026
IFB Ser. 09-3, Class SE, IO, 5.256s, 2037	2,635,235	256,169
Ser. 359, Class 7, IO, 5s, 2036	172,741	28,815
Ser. 356, Class 5, IO, 5s, 2035	174,483	30,622
Ser. 03-W17, Class 12, IO, 1.142s, 2033	3,528,132	130,469
Ser. 06-26, Class NB, 1s, 2036	461,304	429,094
Ser. 00-T6, IO, 0.779s, 2030	5,319,489	73,290
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	5,681,895	108,129
Ser. 02-T18, IO, 0.513s, 2042	9,541,204	169,382
Ser. 03-W10, Class 1A, IO, 0.496s, 2043	4,814,820	78,768
Ser. 06-56, Class XF, zero %, 2036	123,884	108,144
Ser. 06-47, Class VO, PO, zero %, 2036	209,603	164,855
Ser. 06-37, Class ON, PO, zero %, 2036	437,333	408,711
Ser. 05-117, Class MO, PO, zero %, 2036	86,420	84,111
Ser. 05-110, Class KO, PO, zero %, 2035	85,273	70,875
Ser. 05-103, Class OA, PO, zero %, 2035	240,011	199,361
Ser. 05-63, PO, zero %, 2035	24,488	22,499
Ser. 05-50, Class LO, PO, zero %, 2035	42,566	39,311
Ser. 08-37, Class DO, PO, zero %, 2033	504,526	396,692
Ser. 06-59, Class QC, PO, zero %, 2033	311,139	286,353
Ser. 04-61, Class JO, PO, zero %, 2032	406,457	371,931
Ser. 326, Class 1, PO, zero %, 2032	362,109	320,388
Ser. 318, Class 1, PO, zero %, 2032	137,061	121,136
Ser. 314, Class 1, PO, zero %, 2031	652,175	556,541
Ser. 99-51, Class N, PO, zero %, 2029	93,082	78,554
FRB Ser. 06-14, Class DF, zero %, 2036	98,756	94,419
FRB Ser. 05-91, Class EF, zero %, 2035	62,665	62,013
FRB Ser. 06-54, Class CF, zero %, 2035	113,127	107,862
FRB Ser. 05-51, Class FV, zero %, 2035	159,392	149,503
FRB Ser. 05-77, Class HF, zero %, 2034	38,715	38,441
IFB Ser. 06-48, Class FG, zero %, 2036	172,000	160,142
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.856s, 2043	1,210,693	196,738
Ser. T-57, Class 1AX, IO, 0.44s, 2043	3,099,155	28,681
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.23s, 2020	7,340,287	211,914
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
6.559s, 2039	89,399	88,505
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	891,000	100,392
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,219,000	1,060,530
Freddie Mac
IFB Ser. 3182, Class SP, 27.62s, 2032	728,285	936,396
IFB Ser. 3211, Class SI, IO, 26.635s, 2036	635,552	383,132
IFB Ser. 3408, Class EK, 24.807s, 2037	593,964	766,332
IFB Ser. 3077, Class ST, IO, 23.668s, 2035	8,285,306	4,356,258
IFB Ser. 2979, Class AS, 23 3/8s, 2034	325,534	399,784
IFB Ser. 3105, Class SI, IO, 18.989s, 2036	464,739	220,761
IFB Ser. 3489, Class SD, IO, 7.555s, 2032	1,810,555	273,292
IFB Ser. 2684, Class SP, IO, 7.255s, 2033	2,708,000	480,670
IFB Ser. 3184, Class SP, IO, 7.105s, 2033	3,039,727	368,956
IFB Ser. 3110, Class SP, IO, 7.055s, 2035	3,093,719	531,970
IFB Ser. 3156, Class PS, IO, 7.005s, 2036	3,239,347	532,004
IFB Ser. 3149, Class LS, IO, 6.955s, 2036	6,348,094	1,158,205
IFB Ser. 3119, Class PI, IO, 6.955s, 2036	4,782,572	864,575
IFB Ser. 2882, Class NS, IO, 6.955s, 2034	3,094,855	395,862
IFB Ser. 2882, Class LS, IO, 6.955s, 2034	1,445,906	209,239
IFB Ser. 3200, Class SB, IO, 6.905s, 2036	2,110,473	275,170
IFB Ser. 3149, Class SE, IO, 6.905s, 2036	1,773,657	296,343
IFB Ser. 2950, Class S, IO, 6.905s, 2034	81,416	11,999
IFB Ser. 3203, Class SH, IO, 6.895s, 2036	1,797,420	280,245
IFB Ser. 3208, Class PS, IO, 6.855s, 2036	16,621,500	2,677,620
IFB Ser. 2594, Class SE, IO, 6.805s, 2030	500,222	35,091
IFB Ser. 2828, Class TI, IO, 6.805s, 2030	1,000,045	84,630
IFB Ser. 3397, Class GS, IO, 6.755s, 2037	1,388,181	187,116

IFB Ser. 3249, Class SI, IO, 6.505s, 2036	1,101,127	149,909
IFB Ser. 3028, Class ES, IO, 6.505s, 2035	3,367,477	483,775
IFB Ser. 3042, Class SP, IO, 6.505s, 2035	1,710,128	230,582
IFB Ser. 2990, Class TS, IO, 6.505s, 2035	6,959,648	589,596
IFB Ser. 2981, Class AS, IO, 6.475s, 2035	1,856,933	218,747
IFB Ser. 3287, Class SE, IO, 6.455s, 2037	4,425,002	658,440
IFB Ser. 3122, Class DS, IO, 6.455s, 2036	2,003,352	300,549
IFB Ser. 3123, Class LI, IO, 6.455s, 2036	1,307,899	208,157
IFB Ser. 3108, Class SV, IO, 6.455s, 2036	944,959	128,032
IFB Ser. 3117, Class SC, IO, 6.455s, 2036	597,192	82,580
IFB Ser. 3139, Class SE, IO, 6.455s, 2036	909,826	110,123
IFB Ser. 3107, Class DC, IO, 6.455s, 2035	1,437,920	215,150
IFB Ser. 3001, Class IH, IO, 6.455s, 2035	4,038,504	560,070
IFB Ser. 2950, Class SM, IO, 6.455s, 2016	862,580	100,174
IFB Ser. 3256, Class S, IO, 6.445s, 2036	3,321,287	394,901
IFB Ser. 3031, Class BI, IO, 6.445s, 2035	1,151,643	187,537
IFB Ser. 3244, Class SB, IO, 6.415s, 2036	1,658,269	205,657
IFB Ser. 3249, Class SM, IO, 6.405s, 2036	830,241	113,117
IFB Ser. 3236, Class IS, IO, 6.405s, 2036	3,236,590	402,863
IFB Ser. 3240, Class SM, IO, 6.405s, 2036	825,922	99,838
IFB Ser. 3147, Class SD, IO, 6.405s, 2036	5,714,885	744,274
IFB Ser. 3398, Class SI, IO, 6.405s, 2036	5,522,859	682,544
IFB Ser. 3067, Class SI, IO, 6.405s, 2035	2,329,990	350,654
IFB Ser. 3033, Class SG, IO, 6.405s, 2035	1,295,104	152,128
IFB Ser. 3114, Class TS, IO, 6.405s, 2030	6,174,439	803,353
IFB Ser. 3128, Class JI, IO, 6.385s, 2036	586,593	76,433
IFB Ser. 3240, Class S, IO, 6 3/8s, 2036	5,557,265	709,106
IFB Ser. 3229, Class BI, IO, 6 3/8s, 2036	192,122	23,228
IFB Ser. 3065, Class DI, IO, 6 3/8s, 2035	880,628	117,694
IFB Ser. 3145, Class GI, IO, 6.355s, 2036	499,248	65,901
IFB Ser. 3114, Class IP, IO, 6.355s, 2036	5,900,279	734,870
IFB Ser. 3510, Class IB, IO, 6.355s, 2036	2,182,322	359,003
IFB Ser. 3218, Class AS, IO, 6.335s, 2036	1,795,183	229,994
IFB Ser. 3221, Class SI, IO, 6.335s, 2036	2,497,936	323,783
IFB Ser. 3153, Class UI, IO, 6.325s, 2036	432,983	81,035
IFB Ser. 3424, Class XI, IO, 6.325s, 2036	3,724,112	502,150
IFB Ser. 3485, Class SI, IO, 6.305s, 2036	1,029,288	152,154
IFB Ser. 3346, Class SC, IO, 6.305s, 2033	3,339,388	451,179
IFB Ser. 3346, Class SB, IO, 6.305s, 2033	3,970,389	534,366
IFB Ser. 3201, Class SG, IO, 6.255s, 2036	3,425,871	432,645
IFB Ser. 3203, Class SE, IO, 6.255s, 2036	2,934,080	365,939
IFB Ser. 3238, Class LI, IO, 6.245s, 2036	1,730,551	211,882
IFB Ser. 3171, Class PS, IO, 6.24s, 2036	2,332,250	278,937
IFB Ser. 3171, Class ST, IO, 6.24s, 2036	2,336,166	292,955
IFB Ser. 3449, Class SL, IO, 6.235s, 2037	232,192	27,455
IFB Ser. 3152, Class SY, IO, 6.235s, 2036	5,584,172	781,526
IFB Ser. 3510, Class DI, IO, 6.235s, 2035	3,383,893	442,615
IFB Ser. 3181, Class PS, IO, 6.225s, 2036	1,554,594	224,395
IFB Ser. 3361, Class SI, IO, 6.205s, 2037	253,712	31,328
IFB Ser. 3199, Class S, IO, 6.205s, 2036	4,639,250	584,432
IFB Ser. 3200, Class PI, IO, 6.205s, 2036	715,123	94,580
IFB Ser. 3284, Class LI, IO, 6.195s, 2037	5,334,488	659,179
IFB Ser. 3281, Class AI, IO, 6.185s, 2037	1,080,195	136,473
IFB Ser. 3261, Class SA, IO, 6.185s, 2037	1,360,615	170,148
IFB Ser. 3311, Class IA, IO, 6.165s, 2037	3,111,260	391,143
IFB Ser. 3311, Class IB, IO, 6.165s, 2037	3,111,260	391,143
IFB Ser. 3311, Class IC, IO, 6.165s, 2037	3,111,260	391,143
IFB Ser. 3311, Class ID, IO, 6.165s, 2037	3,111,260	391,143
IFB Ser. 3311, Class IE, IO, 6.165s, 2037	4,752,944	597,534
IFB Ser. 3311, Class PI, IO, 6.165s, 2037	2,574,088	320,622
IFB Ser. 3265, Class SC, IO, 6.165s, 2037	1,076,570	129,739
IFB Ser. 3382, Class SI, IO, 6.155s, 2037	21,090,395	2,514,844
IFB Ser. 3240, Class GS, IO, 6.135s, 2036	3,481,736	419,997
IFB Ser. 3257, Class SI, IO, 6.075s, 2036	1,494,820	137,297
IFB Ser. 3225, Class EY, IO, 6.045s, 2036	14,672,091	1,667,404
IFB Ser. 3225, Class JY, IO, 6.045s, 2036	6,477,597	768,277
IFB Ser. 3502, Class DS, IO, 5.905s, 2039	1,300,148	124,521
IFB Ser. 2967, Class SA, IO, 5.905s, 2035	7,607,967	733,751
IFB Ser. 3339, Class TI, IO, 5.895s, 2037	3,856,812	446,179
IFB Ser. 3284, Class CI, IO, 5 7/8s, 2037	8,840,442	1,027,529
IFB Ser. 3309, Class SG, IO, 5.825s, 2037	4,005,401	429,780
IFB Ser. 3530, Class CS, IO, 5.805s, 2039	18,584,426	1,981,212
IFB Ser. 2965, Class SA, IO, 5.805s, 2032	1,956,834	237,617
IFB Ser. 3536, Class SM, IO, 5.755s, 2039	1,017,222	116,705
IFB Ser. 3397, Class SQ, IO, 5.725s, 2037	5,387,685	582,448
IFB Ser. 3384, Class ST, IO, 5.655s, 2037	2,536,863	241,050
IFB Ser. 3424, Class UI, IO, 5.515s, 2037	2,570,711	261,809
FRB Ser. 3069, Class FO, 0.645s, 2035	138,384	136,246
FRB Ser. 3006, Class FA, 0.645s, 2034	238,576	237,001
FRB Ser. 3232, Class FG, 0.545s, 2036	196,421	195,664
Ser. 3331, Class GO, PO, zero %, 2037	173,581	156,739
Ser. 3324, PO, zero %, 2037	44,054	41,598
Ser. 3292, Class DO, PO, zero %, 2037	137,952	120,612
Ser. 3226, Class YI, IO, zero %, 2036	2,086,902	5,503
Ser. 3142, PO, zero %, 2036	57,394	53,425
Ser. 3124, Class DO, PO, zero %, 2036	128,219	112,999
Ser. 3106, PO, zero %, 2036	85,454	81,625
Ser. 3084, Class ON, PO, zero %, 2035	76,960	70,395
Ser. 3078, PO, zero %, 2035	1,020,626	929,126
Ser. 3084, PO, zero %, 2035	71,183	70,574
Ser. 2989, Class WO, PO, zero %, 2035	81,842	77,636
Ser. 2971, Class KO, PO, zero %, 2035	222,082	197,506
Ser. 2975, Class QO, PO, zero %, 2035	17,463	15,432
Ser. 2980, PO, zero %, 2035	36,613	34,255
Ser. 2981, Class CO, PO, zero %, 2035	139,270	133,718
Ser. 2951, Class JO, PO, zero %, 2035	60,322	49,326
Ser. 2985, Class CO, PO, zero %, 2035	96,130	84,098
Ser. 2858, Class MO, PO, zero %, 2034	40,586	38,365
Ser. 201, PO, zero %, 2029	404,537	318,403

FRB Ser. 3343, Class QF, zero %, 2037	118,750	111,764
FRB Ser. 3345, Class TY, zero %, 2037	292,177	257,349
FRB Ser. 3299, Class FD, zero %, 2037	434,991	401,279
FRB Ser. 3304, Class UF, zero %, 2037	243,000	213,386
FRB Ser. 3289, Class SF, zero %, 2037	652,585	655,881
FRB Ser. 3326, Class XF, zero %, 2037	85,127	83,446
FRB Ser. 3273, Class HF, zero %, 2037	54,255	51,789
FRB Ser. 3235, Class TP, zero %, 2036	53,613	53,063
FRB Ser. 3283, Class KF, zero %, 2036	40,859	38,809
FRB Ser. 3226, Class YW, zero %, 2036	194,424	190,374
FRB Ser. 3332, Class UA, zero %, 2036	64,653	62,757
FRB Ser. 3168, Class AT, zero %, 2036	50,438	48,084
FRB Ser. 3251, Class TC, zero %, 2036	655,420	644,292
FRB Ser. 3140, Class KF, zero %, 2036	97,420	96,016
FRB Ser. 3130, Class JF, zero %, 2036	216,241	211,209
FRB Ser. 3067, Class SF, zero %, 2035	376,873	366,498
FRB Ser. 3072, Class TJ, zero %, 2035	123,612	102,061
FRB Ser. 3047, Class BD, zero %, 2035	193,737	182,515
FRB Ser. 3052, Class TJ, zero %, 2035	70,354	62,003
FRB Ser. 3326, Class WF, zero %, 2035	226,157	217,171
FRB Ser. 3030, Class EF, zero %, 2035	126,865	106,074
FRB Ser. 3033, Class YF, zero %, 2035	270,954	253,074
FRB Ser. 3251, Class TP, zero %, 2035	233,582	209,444
FRB Ser. 3263, Class AE, zero %, 2035	363,072	358,475
FRB Ser. 3273, Class TJ, zero %, 2035	176,950	172,447
FRB Ser. 3412, Class UF, zero %, 2035	444,025	392,063
FRB Ser. 3007, Class LU, zero %, 2035	47,486	42,372
FRB Ser. 2980, Class TY, zero %, 2035	28,406	27,538
FRB Ser. 2958, Class TP, zero %, 2035	73,185	67,130
FRB Ser. 2963, Class TW, zero %, 2035	186,757	181,328
FRB Ser. 2958, Class FB, zero %, 2035	125,899	122,900
FRB Ser. 3112, Class XM, zero %, 2034	16,951	16,647
FRB Ser. 3137, Class TF, zero %, 2034	39,320	38,944
FRB Ser. 2947, Class GF, zero %, 2034	175,582	158,020
FRB Ser. 3006, Class TE, zero %, 2034	74,562	74,028
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	868,570	668,799
Government National Mortgage Association
IFB Ser. 07-41, Class SA, 38.73s, 2037	159,516	239,036
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	1,059,270	186,332
IFB Ser. 08-47, Class S, IO, 7.455s, 2038	3,427,875	446,189
IFB Ser. 08-42, Class AI, IO, 7.445s, 2038	13,034,802	2,150,964
IFB Ser. 07-5, Class SA, IO, 7.115s, 2037	2,739,759	299,456
IFB Ser. 06-69, Class SD, IO, 7.105s, 2036	481,491	52,663
IFB Ser. 09-16, Class SL, IO, 7.095s, 2037	3,933,138	426,352
IFB Ser. 05-68, Class PU, IO, 7.055s, 2032	1,763,949	198,836
IFB Ser. 04-59, Class SH, IO, 7.005s, 2034	2,946,444	406,750
IFB Ser. 04-59, Class SC, IO, 6.955s, 2034	1,169,279	172,987
IFB Ser. 04-26, Class IS, IO, 6.955s, 2034	1,726,769	137,001
IFB Ser. 05-68, Class SN, IO, 6.955s, 2034	516,459	60,293
IFB Ser. 07-47, Class SA, IO, 6.855s, 2036	2,292,657	266,813
IFB Ser. 07-49, Class NY, IO, 6.855s, 2035	5,492,839	420,586
IFB Ser. 04-47, Class SY, IO, 6.815s, 2034	276,506	33,926
IFB Ser. 04-96, Class KS, IO, 6.755s, 2034	236,490	34,307
IFB Ser. 06-16, Class GS, IO, 6.745s, 2036	175,930	20,445
IFB Ser. 04-5, Class PS, IO, 6.705s, 2033	2,774,000	468,640
IFB Ser. 07-35, Class NY, IO, 6.655s, 2035	3,034,259	264,965
IFB Ser. 09-87, Class IW, IO, 6.605s, 2039	6,619,000	961,823
IFB Ser. 09-76, Class SJ, IO, 6.605s, 2039	2,441,227	324,439
IFB Ser. 07-26, Class SG, IO, 6.605s, 2037	1,613,483	165,077
IFB Ser. 07-25, Class SB, IO, 6.555s, 2037	2,045,833	192,264
IFB Ser. 07-22, Class S, IO, 6.555s, 2037	1,912,911	219,606
IFB Ser. 07-18, Class S, IO, 6.555s, 2037	8,985,322	1,333,763
IFB Ser. 07-11, Class SA, IO, 6.555s, 2037	931,297	95,661
IFB Ser. 07-14, Class SB, IO, 6.555s, 2037	2,120,661	220,112
IFB Ser. 07-8, Class SH, IO, 6.555s, 2037	1,231,627	163,922
IFB Ser. 05-84, Class AS, IO, 6.555s, 2035	4,402,649	527,630
IFB Ser. 09-87, Class SI, IO, 6.505s, 2039	330,000	46,200
IFB Ser. 07-51, Class SJ, IO, 6.505s, 2037	2,029,284	203,831
IFB Ser. 07-48, Class BS, IO, 6.505s, 2037	1,598,885	148,909
IFB Ser. 04-106, Class SI, IO, 6.505s, 2034	220,794	36,052
IFB Ser. 04-104, Class IS, IO, 6.505s, 2034	279,251	33,620
IFB Ser. 09-87, Class IG, IO, 6.495s, 2039	1,673,000	223,764
IFB Ser. 07-53, Class SY, IO, 6.49s, 2037	4,059,713	403,065
IFB Ser. 07-41, Class SM, IO, 6.455s, 2037	552,087	49,482
IFB Ser. 07-41, Class SN, IO, 6.455s, 2037	562,902	50,451
IFB Ser. 04-17, Class QN, IO, 6.455s, 2034	3,872,476	441,615
IFB Ser. 07-37, Class SU, IO, 6.445s, 2037	383,718	51,275
IFB Ser. 07-37, Class YS, IO, 6.425s, 2037	348,513	41,580
IFB Ser. 07-59, Class PS, IO, 6.425s, 2037	1,413,546	124,020
IFB Ser. 07-59, Class SP, IO, 6.425s, 2037	449,935	40,178
IFB Ser. 07-48, Class SB, IO, 6.405s, 2037	1,009,423	87,694
IFB Ser. 06-29, Class SN, IO, 6.405s, 2036	168,846	17,574
IFB Ser. 06-36, Class SN, IO, 6.365s, 2036	1,065,710	111,037
IFB Ser. 09-87, Class SK, IO, 6.355s, 2039	4,482,000	466,408
IFB Ser. 07-45, Class QB, IO, 6.355s, 2037	1,031,898	114,953
IFB Ser. 08-6, Class TI, IO, 6.355s, 2032	467,823	44,967
IFB Ser. 03-110, Class SP, IO, 6.355s, 2030	633,537	57,448
IFB Ser. 07-17, Class AI, IO, 6.305s, 2037	7,331,672	1,020,532
IFB Ser. 07-78, Class SA, IO, 6.285s, 2037	9,877,779	1,084,373
IFB Ser. 08-2, Class SM, IO, 6.255s, 2038	6,818,859	723,624
IFB Ser. 07-9, Class AI, IO, 6.255s, 2037	3,547,917	391,371
IFB Ser. 08-34, Class SH, IO, 6.255s, 2037	3,597,743	311,085
IFB Ser. 06-26, Class S, IO, 6.255s, 2036	14,213,016	1,474,487
IFB Ser. 08-9, Class SK, IO, 6.235s, 2038	4,845,561	501,064
IFB Ser. 07-37, Class SM, IO, 6.225s, 2037	2,373,890	273,090
IFB Ser. 09-35, Class SE, IO, 6.155s, 2038	2,447,145	226,010
IFB Ser. 09-35, Class SP, IO, 6.155s, 2037	6,966,084	826,214
IFB Ser. 05-92, Class S, IO, 6.155s, 2032	9,276,383	803,818

IFB Ser. 05-71, Class SA, IO, 6.115s, 2035	5,269,560	637,886
IFB Ser. 05-65, Class SI, IO, 6.105s, 2035	2,082,314	224,873
IFB Ser. 06-7, Class SB, IO, 6.075s, 2036	440,749	43,614
IFB Ser. 09-87, Class KI, IO, 6.055s, 2039	3,369,000	408,491
IFB Ser. 06-16, Class SX, IO, 6.045s, 2036	4,734,787	482,533
IFB Ser. 09-87, Class SN, IO, 6.005s, 2039	3,803,000	347,024
IFB Ser. 09-72, Class SM, IO, 6.005s, 2039	5,297,199	545,446
IFB Ser. 09-77, Class SB, IO, 6.005s, 2038	413,758	43,187
IFB Ser. 07-17, Class IB, IO, 6.005s, 2037	1,425,355	188,312
IFB Ser. 06-10, Class SM, IO, 6.005s, 2036	1,373,844	138,738
IFB Ser. 06-14, Class S, IO, 6.005s, 2036	1,982,875	193,106
IFB Ser. 06-11, Class ST, IO, 5.995s, 2036	1,214,267	119,211
IFB Ser. 07-25, Class KS, IO, 5.955s, 2037	3,506,961	355,629
IFB Ser. 07-19, Class SJ, IO, 5.955s, 2037	1,392,256	120,388
IFB Ser. 07-21, Class S, IO, 5.955s, 2037	99,834	9,675
IFB Ser. 07-7, Class EI, IO, 5.955s, 2037	1,669,853	142,600
IFB Ser. 07-7, Class JI, IO, 5.955s, 2037	3,718,736	408,948
IFB Ser. 07-1, Class S, IO, 5.955s, 2037	1,873,922	160,309
IFB Ser. 07-3, Class SA, IO, 5.955s, 2037	1,781,186	153,221
IFB Ser. 07-17, Class SI, IO, 5.943s, 2037	459,698	51,629
IFB Ser. 07-31, Class AI, IO, 5.935s, 2037	2,052,265	272,411
IFB Ser. 07-62, Class S, IO, 5.905s, 2037	2,898,747	282,721
IFB Ser. 09-87, Class TS, IO, 5.855s, 2039	2,777,000	319,355
IFB Ser. 07-43, Class SC, IO, 5.855s, 2037	2,282,380	237,918
IFB Ser. 06-16, Class SJ, IO, 5.855s, 2036	418,880	39,381
IFB Ser. 05-27, Class SP, IO, 5.855s, 2035	437,786	46,443
IFB Ser. 05-3, Class SN, IO, 5.855s, 2035	7,152,534	792,892
IFB Ser. 04-87, Class SD, IO, 5.855s, 2034	391,170	45,477
IFB Ser. 09-66, IO, 5.845s, 2039	35,896,761	3,514,293
IFB Ser. 04-83, Class CS, IO, 5.835s, 2034	657,710	73,722
IFB Ser. 07-28, Class SB, IO, 5.805s, 2037	266,492	29,376
IFB Ser. 04-89, Class HS, IO, 5.755s, 2034	1,911,453	207,265
IFB Ser. 04-41, Class SG, IO, 5.755s, 2034	5,951,536	345,375
IFB Ser. 09-87, Class WT, IO, 0.191s, 2039	9,439,000	35,396
Ser. 07-73, Class MO, PO, zero %, 2037	50,661	42,557
Ser. 06-36, Class OD, PO, zero %, 2036	68,146	59,917
FRB Ser. 07-73, Class KI, IO, zero %, 2037	504,324	9,106
FRB Ser. 07-73, Class KM, zero %, 2037	50,204	48,932
FRB Ser. 07-35, Class VF, zero %, 2037	209,194	208,069
FRB Ser. 07-16, Class WF, zero %, 2037	651,153	642,684
FRB Ser. 06-56, Class YF, zero %, 2036	73,060	72,292
FRB Ser. 98-2, Class EA, PO, zero %, 2028	88,903	73,885
Greenwich Capital Commercial Funding Corp.
FRB Ser. 06-GG7, Class A2, 5.918s, 2038	2,452,000	2,504,211
Ser. 05-GG5, Class A2, 5.117s, 2037	3,780,000	3,778,810
GS Mortgage Securities Corp. II FRB Ser. 07-GG10,
Class A3, 5.805s, 2045	679,000	669,048
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.258s, 2039	170,346,222	2,759,609
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.97s, 2035	21,958,639	2,389,100
Ser. 06-RP2, Class 1AS1, IO, 5.65s, 2036	7,482,635	766,970
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON) (F)	166,771	33
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.031s, 2037	6,773,804	4,606,187
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.354s, 2037 (F)	3,654,640	2,046,598
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.928s, 2036	1,623,101	1,004,616
FRB Ser. 07-AR15, Class 1A1, 5.922s, 2037	2,827,083	1,752,791
FRB Ser. 07-AR9, Class 2A1, 5.882s, 2037	2,919,723	1,897,820
FRB Ser. 05-AR31, Class 3A1, 5.514s, 2036	6,941,506	4,026,073
FRB Ser. 07-AR11, Class 1A1, 5.082s, 2037	2,194,153	1,184,843
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.927s, 2036	2,035,180	1,546,736
FRB Ser. 06-A6, Class 1A1, 0.404s, 2036	2,352,351	1,145,029
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	499,000	361,234
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	4,776,000	4,553,087
Ser. 07-CB20, Class A3, 5.863s, 2051	1,698,000	1,659,212
Ser. 07-LD12, Class A2, 5.827s, 2051	5,727,000	5,822,585
FRB Ser. 07-LD11, Class A3, 5.818s, 2049	847,000	823,245
Ser. 07-CB20, Class A4, 5.794s, 2051	2,944,000	2,598,593
Ser. 06-LDP9, Class A3, 5.336s, 2047	6,542,000	5,887,769
Ser. 08-C2, Class X, IO, 0.48s, 2051	89,348,695	1,426,934
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.133s, 2051	124,765,886	1,328,345
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	492,082	277,768
Ser. 98-C4, Class J, 5.6s, 2035	965,000	747,875
LB-UBS Commercial Mortgage Trust
Ser. 07-C2, Class A3, 5.43s, 2040	7,870,000	6,674,083
Ser. 07-C1, Class A4, 5.424s, 2040	10,324,000	8,721,627
Ser. 07-C2, Class A2, 5.303s, 2040	4,344,000	4,344,000
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	1,154,000	80,780
Ser. 04-1A, Class K, 5.45s, 2040	411,000	24,660
Ser. 04-1A, Class L, 5.45s, 2040	187,000	9,350
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	1,568,002	1,076,532
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049	110,500,503	1,239,329
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.256s, 2035	716,830	582,972
Ser. 96-C2, Class JS, IO, 2.261s, 2028	1,766,971	56,525
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
5.829s, 2050	451,000	434,166
Merrill Lynch/Countrywide Commercial Mortgage Trust

FRB Ser. 07-8, Class A2, 5.92s, 2049		552,000	552,110
Ser. 07-7, Class A2, 5.693s, 2050		1,726,000	1,749,526
Ser. 06-4, Class A2, 5.112s, 2049		2,322,000	2,321,977
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, IO, 4.526s, 2017		4,800,610	985,565
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.006s, 2037		1,315,433	283,870
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		2,455,000	1,513,233
FRB Ser. 08-T29, Class A3, 6.28s, 2043		1,332,000	1,322,503
FRB Ser. 07-IQ15, Class A2, 5.84s, 2049		3,514,000	3,582,344
Ser. 07-HQ13, Class A2, 5.649s, 2044		2,498,000	2,536,401
Ser. 07-IQ13, Class A3, 5.331s, 2044		4,347,000	4,029,282
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		3,360,000	201,600
Ser. 07-HQ13, Class X1, IO, 0.667s, 2044		109,800,184	2,369,488
Morgan Stanley Mortgage Loan Trust
FRB Ser. 07-11AR, Class 2A1, 6.33s, 2037		5,881,503	3,705,347
FRB Ser. 07-14AR, Class 6A1, 6.177s, 2037		1,813,305	1,160,515
Ser. 06-6AR, Class 2A, 5.411s, 2036		5,354,952	3,534,268
Ser. 05-5AR, Class 2A1, 3.956s, 2035		1,933,737	1,189,248
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.092s, 2030		459,501	330,841
Ser. 97-MC2, Class X, IO, 1.73s, 2012		5,546	143
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		285,000	207,583
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037		1,675,787	1,273,598
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018		316,000	173,800
Ser. 03-1A, Class N, 5s, 2018		376,000	191,760
Ser. 04-1A, Class M, 5s, 2018		345,000	169,050
Ser. 04-1A, Class N, 5s, 2018		325,000	133,250
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037		924,195	564,517
FRB Ser. 06-9, Class 1A1, 5.656s, 2036		1,913,015	1,097,465
FRB Ser. 06-12, Class 1A1, 0.404s, 2037		9,019,096	5,411,457
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.006s, 2037		6,076,225	653,194
Ser. 05-RF7, Class A, IO, 5.653s, 2035		2,118,320	219,882
Ser. 07-4, Class 1A4, IO, 1s, 2037		6,494,409	193,135
Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.965s, 2035		2,064,436	219,243
Ser. 05-RF3, Class 1A, IO, 5.718s, 2035		1,821,921	186,747
Ser. 07-RF1, Class 1A, IO, 5.455s, 2037		8,268,627	795,442
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (United
Kingdom)	GBP	444,138	493,010
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (United
Kingdom)	GBP	868,987	485,877
Ursus EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	466,311	153,370
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.902s, 2051		$5,124,000	5,038,200
Ser. 07-C31, Class A3, 5.483s, 2047		853,000	800,541
Ser. 07-C31, Class A2, 5.421s, 2047		4,891,000	4,888,163
Ser. 07-C34, IO, 0.355s, 2046		32,941,620	636,660
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.545s, 2018		917,000	275,100
Wells Fargo Alternative Loan Trust FRB Ser. 07-PA6,
Class A1, 6.546s, 2037		13,814,817	9,268,879

Total mortgage-backed securities (cost $367,347,127)			$430,019,437

CORPORATE BONDS AND NOTES (22.1%)(a)
		Principal amount	Value

Basic materials (1.7%)
Beverage Packaging Holdings Luxembourg II SA company
guaranty sr. notes Ser. REGS, 8s, 2016 (Luxembourg)	EUR	202,000	$279,617
Builders FirstSource, Inc. company guaranty sr. notes
FRN 4.69s, 2012		$530,000	511,450
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.299s, 2013 (Netherlands)		505,000	441,875
Cognis GmbH company guaranty sr. bonds FRB Ser. REGS,
2.773s, 2013 (Netherlands)	EUR	348,000	456,094
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014		$294,000	326,651
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		2,122,000	2,259,930
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		110,000	114,400
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011		88,000	95,040
Hanson PLC, Ltd. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2010 (United Kingdom)		355,000	362,559
HeidelbergCement AG company guaranty sr. unsec. unsub.
notes 8s, 2017 (Germany)	EUR	115,000	166,375
HeidelbergCement AG company guaranty sr. unsec. unsub.
notes 7 1/2s, 2014 (Germany)	EUR	77,000	111,584
HeidelbergCement AG company guaranty unsec. unsub.
notes 8 1/2s, 2019 (Germany)	EUR	667,000	1,004,147
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		$114,000	96,900
International Paper Co. sr. unsec. notes 9 3/8s, 2019		226,000	272,330
Lecta S.A. company guaranty sr. sec. notes FRN Ser.
REGS, 3.498s, 2014 (Luxembourg)	EUR	371,000	424,775
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		$446,000	480,138

Nalco Co. 144A sr. notes 8 1/4s, 2017		72,000	75,600
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.564s, 2013 (PIK)		180,569	51,011
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		221,000	198,348
Novelis, Inc. 144A sr. unsec. notes 11 1/2s, 2015		175,000	182,000
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	749,000	1,182,215
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$125,000	136,875
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.746s, 2013
(France)	EUR	681,000	898,375
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	130,000	188,247
SGL Carbon SE company guaranty sr. sub. notes FRN Ser.
EMTN, 2.123s, 2015 (Germany)	EUR	339,000	424,330
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$630,000	579,600
Smurfit-Stone Container Corp. sr. notes unsec. unsub.
notes 8 3/8s, 2012 (In default) (NON)		399,000	312,218
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		256,000	242,560
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		550,000	552,750
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		372,000	433,380
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)		558,000	643,095
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)		890,000	999,025
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sub. notes Ser. B, 9 1/8s, 2014		263,000	218,290
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014		431,000	459,015
			15,180,799

Capital goods (1.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		206,000	202,395
Ardagh Glass Finance B.V. company guaranty sr. notes
Ser. REGS, 8 7/8s, 2013 (Netherlands)	EUR	269,000	396,129
Ball Corp. company guaranty sr. unsec. notes 7 3/8s,
2019		$56,000	57,260
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016		84,000	85,890
BBC Holding Corp. sr. notes 8 7/8s, 2014		775,000	718,813
Belden CDT, Inc. 144A company guaranty sr. sub. notes
9 1/4s, 2019		193,000	206,510
Berry Plastics Holding Corp. company guaranty sr.
unsec. sub. notes 10 1/4s, 2016		140,000	117,600
Bombardier, Inc. 144A sr. unsec. notes FRN $3.998,
2013 (Canada)	EUR	194,000	269,020
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$1,016,000	1,041,400
General Cable Corp. company guaranty sr. unsec. notes
FRN 2.665s, 2015		198,000	173,745
Graham Packaging Co., Inc. company guaranty sr. unsec.
notes 8 1/2s, 2012		211,000	212,583
Impress Holdings BV company guaranty sr. sec. bond FRB
Ser. REGS, 4.121s, 2013 (Netherlands)	EUR	304,000	419,691
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		$1,301,000	1,287,990
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		1,019,000	990,978
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		860,000	910,190
RBS Global, Inc./Rexnord Corp. company guaranty sr.
unsec. unsub. notes 9 1/2s, 2014		875,000	866,250
Rexam PLC jr. unsec. sub. bonds FRB 6 3/4s, 2067
(United Kingdom)	EUR	85,000	110,682
Ryerson Tull, Inc. company guaranty sr. sec. notes
12 1/4s, 2015		$902,000	883,960
Spirit Aerosystems Inc. 144A company guaranty sr.
notes 7 1/2s, 2017		120,000	119,100
Transdigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		691,000	694,455
Transdigm, Inc. 144A company guaranty sr. sub. notes
7 3/4s, 2014		155,000	155,775
Titan International, Inc. company guaranty sr. unsec.
notes 8s, 2012		253,000	240,350
			10,160,766

Communication services (2.5%)
American Tower Corp. sr. unsec. notes 7s, 2017		625,000	684,375
Cablecom SCA sr. notes Ser. REGS, 8s, 2016
(Netherlands)	EUR	172,000	238,723
CCH I Holdings, LLC company guaranty sr. unsec. unsub.
notes 12 1/8s, 2015 (In default) (NON)		$47,000	705
CCH II, LLC sr. unsec. notes 10 1/4s, 2010
(In default) (NON)		114,000	137,940
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010
(In default) (NON)		1,196,000	1,441,180
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		385,000	397,513
Centennial Communications Corp. sr. unsec. notes FRN
6.04s, 2013		100,000	99,250
Cincinnati Bell, Inc. company guaranty 7s, 2015		1,040,000	993,200
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		441,000	427,770
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		870,000	854,775
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		196,000	203,840
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		470,000	446,500

Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		766,000	765,043
GIC, Inc. 144A sr. notes 8 5/8s, 2019		120,000	120,000
Global Crossing UK Finance PLC company guaranty
11 3/4s, 2014 (United Kingdom)	GBP	339,000	551,911
Global Crossing, Ltd. 144A sr. sec. notes 12s, 2015
(United Kingdom)		$55,000	58,988
iesy Hessen GmbH & Co. company guaranty FRN Ser. REGS,
3.597s, 2013 (Germany)	EUR	603,000	856,162
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		$1,503,000	1,551,848
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes Ser. *, 8 7/8s, 2015 (Bermuda)		452,000	455,955
iPCS, Inc. company guaranty sr. notes FRN 2.406s, 2013		280,000	245,000
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		820,000	729,800
Mediacom Broadband, LLC/Mediacom Broadband Corp. sr.
unsec. unsub. notes 8 1/2s, 2015		191,000	192,910
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019		229,000	236,443
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		180,000	181,350
NII Capital Corp. 144A company guaranty sr. notes 10s,
2016		155,000	163,525
Nordic Telephone Co. Holdings ApS sec. notes Ser.
REGS, 8 1/4s, 2016 (Denmark)	EUR	526,000	817,190
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		$295,000	269,925
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		699,000	685,020
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		145,000	146,450
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		2,424,000	2,551,260
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		382,000	332,340
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		750,000	761,250
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		235,000	245,575
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		405,000	419,175
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		2,450,000	2,364,250
UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)	EUR	227,000	343,891
UPC Holdings BV sr. notes Ser. REGS, 8 5/8s, 2014
(Netherlands)	EUR	127,000	190,761
West Corp. company guaranty 9 1/2s, 2014		$455,000	455,000
Wind Acquisition Finance SA sr. notes Ser. REGS,
11 3/4s, 2017 (Netherlands)	EUR	435,000	732,665
			22,349,458

Consumer cyclicals (4.4%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		55,000	60,363
Affinion Group, Inc. company guaranty 11 1/2s, 2015		560,000	585,200
Affinion Group, Inc. company guaranty 10 1/8s, 2013		635,000	650,875
Affinity Group, Inc. sr. sub. notes 9s, 2012		934,000	652,633
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		473,000	468,270
AMC Entertainment, Inc. company guaranty 11s, 2016		485,000	509,250
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		399,000	386,033
American Casino & Entertainment Properties LLC 144A
sr. notes 11s, 2014		430,000	378,400
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		310,000	255,750
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		265,000	239,825
Building Materials Corp. company guaranty notes
7 3/4s, 2014		590,000	581,150
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		515,000	505,988
Cirsa Capital Luxembourg SA company guaranty Ser.
REGS, 7 7/8s, 2012 (Luxembourg)	EUR	172,000	241,889
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		$450,000	243,000
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		408,000	332,520
Codere Finance Luxembourg SA sr. sec. notes Ser. REGS,
8 1/4s, 2015 (Luxembourg)	EUR	507,000	664,481
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		$1,495,000	1,562,275
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		262,000	284,270
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015		2,062,000	2,129,015
Echostar DBS Corp. company guaranty 6 5/8s, 2014		3,123,000	3,044,925
Europcar Groupe SA company guaranty sr. sub. bond FRB
Ser. REGS, 4.373s, 2013 (France)	EUR	354,000	438,763
Fiat Finance Lux, Ltd. SA company guaranty Ser. EMTN,
7 5/8s, 2014 (Italy)	EUR	509,000	784,910
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		$1,389,000	1,420,253
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		680,000	697,000
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		932,000	1,008,890
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		100,000	100,980
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.593s, 2014		115,000	103,500
Harrah's Operating Co., Inc. 144A sr. sec. notes
11 1/4s, 2017		415,000	423,300
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		1,460,000	1,465,475
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017		380,000	408,500
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 6 1/4s, 2014		439,000	411,014

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	660,000	923,320
Jarden Corp. company guaranty 7 1/2s, 2017		$475,000	467,875
Lamar Media Corp. company guaranty 7 1/4s, 2013		420,000	412,650
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		225,000	247,500
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		1,760,000	1,852,400
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		155,000	158,100
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		1,275,000	1,332,375
Liberty Media, LLC sr. notes 5.7s, 2013		266,000	250,040
Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066
(Italy)	EUR	335,000	468,655
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015		$760,000	243,200
Meritage Homes Corp. company guaranty 6 1/4s, 2015		282,000	260,145
Meritage Homes Corp. sr. notes 7s, 2014		90,000	85,500
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		113,000	112,153
MGM Mirage, Inc. company guaranty 6 3/4s, 2013		306,000	252,450
Navistar International Corp. sr. notes 8 1/4s, 2021		570,000	555,750
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		630,000	648,900
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		700,000	606,375
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		1,092,000	1,184,820
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019		115,000	112,413
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		625,000	562,500
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		665,000	665,000
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017		120,000	119,400
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014		622,000	444,730
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		145,000	140,650
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		590,000	601,800
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		277,000	243,760
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)		614,000	138,918
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		314,000	323,420
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013		255,000	258,188
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014 (In default) (NON)		510,000	368,475
Travelport LLC company guaranty 9 7/8s, 2014		325,000	320,125
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		524,000	43,230
TVN Finance Corp. PLC notes 9 1/2s, 2013 (United
Kingdom)	EUR	386,000	540,002
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		$842,000	652,550
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		486,998	73,050
Visant Corp. Company guaranty sr. unsec. sub. notes
company guaranty 7 5/8s, 2012		1,164,000	1,171,275
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		165,000	171,600
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)		160,000	800
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		469,000	4,690
			38,057,481

Consumer staples (0.3%)
Archibald Candy Corp. company guaranty 10s, 2010 (In
default) (F)(NON)		170,069	2,626
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		560,000	497,000
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		2,000	2,005
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		220,000	226,600
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		629,000	641,580
Rite Aid Corp. company guaranty 9 1/2s, 2017		542,000	441,730
Rite Aid Corp. sec. notes 7 1/2s, 2017		620,000	554,900
			2,366,441

Energy (4.5%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		2,598,000	2,507,070
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		630,000	552,825
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		1,991,000	2,020,865
Complete Production Services, Inc. company guaranty
8s, 2016		1,020,000	966,450
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		995,000	990,025
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		410,000	352,600
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		65,000	70,850
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		775,000	775,000
Dong Energy A/S jr. unsec. sub. notes FRN 5 1/2s, 2035
(Denmark)	EUR	364,000	499,914

Empresa Nacional del Petroleo 144A sr. unsec. notes
6 1/4s, 2019 (Chile)		$1,300,000	1,386,156
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		1,010,000	964,550
Forest Oil Corp. sr. notes 8s, 2011		1,465,000	1,505,288
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Russia)		575,000	536,188
Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s,
2037 (Russia)		780,000	727,350
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Russia)		316,000	339,305
Gaz Capital SA 144A sr. sec. bond 9 1/4s, 2019 (Russia)		1,855,000	2,124,272
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)		485,000	440,138
Harvest Operations Corp. sr. notes 7 7/8s, 2011		617,000	621,628
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		1,010,000	1,037,775
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		1,013,000	937,025
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		355,000	346,569
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Russia)		1,080,000	1,015,200
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)		450,000	446,072
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		698,000	689,275
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		446,910	452,608
Peabody Energy Corp. company guaranty 7 3/8s, 2016		1,015,000	1,025,150
Pemex Project Funding Master Trust company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)		340,000	332,151
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 6 5/8s, 2038 (Mexico)		325,000	315,292
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		1,960,000	2,254,255
Petrobras International Finance Co. company guaranty
sr. unsec. notes 6 7/8s, 2040 (Brazil)		300,000	304,362
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		332,000	343,620
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)		5,485,000	3,214,210
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 1/2s, 2037 (Venezuela)		650,000	300,625
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 3/8s, 2027 (Venezuela)		650,000	299,975
Petroleos de Venezuela SA sr. unsec. bonds zero %,
2011 (Venezuela)		2,020,000	1,595,800
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 9 3/4s, 2019 (Trinidad)		215,000	244,025
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		1,162,000	1,084,599
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		539,000	537,653
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		140,000	138,250
Plains Exploration & Production Co. company guaranty
7s, 2017		150,000	142,500
Plains Exploration & Production Co. company guaranty
sr. unsec. notes 10s, 2016		645,000	690,150
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		950,000	1,018,875
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		994,000	1,023,820
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		524,000	525,310
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		815,000	806,850
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013		175,000	170,625
White Nights Finance BV for Gazprom notes 10 1/2s,
2014 (Russia)		285,000	325,698
Williams Cos., Inc. (The) notes 7 3/4s, 2031		345,000	360,325
Williams Cos., Inc. (The) sr. unsec. notes 8 1/8s, 2012		290,000	314,589
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		391,000	425,392
			40,099,099

Financials (4.0%)
Banco Do Brasil 144A sr. unsec. 5.113s, 2017 (Brazil)	BRL	1,055,000	584,633
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		$20,000	22,445
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.24s, 2012		1,767,500	1,680,488
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012		117,000	111,735
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012		818,000	773,010
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011		104,000	99,840
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012		851,000	802,068
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.561s, 2014		85,000	65,450
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		355,000	374,193
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (United Kingdom)	EUR	486,000	645,139
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$185,000	170,663
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		135,000	128,925
JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %,
2017		600,000	422,280

JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
10.82s, 2011	RUB	46,000,000	1,558,089
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.163s,
2012	INR	37,500,000	867,707
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$290,000	293,625
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		495,000	467,775
Liberty Mutual Insurance 144A notes 7.697s, 2097		1,330,000	1,107,871
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.482s,
2011		715,000	702,597
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016	EUR	843,000	1,225,202
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		5,300,000	5,145,929
Russian Agricultural Bank 144A notes 7 3/4s, 2018
(Russia)		775,000	831,188
Russian Agricultural Bank 144A notes 7 1/8s, 2014
(Russia)		775,000	806,465
Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		257,000	270,322
UBS Luxembourg SA for Sberbank sub. bonds
stepped-coupon 6.23s (7.429s, 2/11/10), 2015 (Russia)
(STP)		2,520,000	2,519,572
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.315s, 2014		120,000	99,000
VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		1,065,000	1,006,425
VTB Capital SA 144A bonds 6 1/4s, 2035 (Russia)		2,934,000	2,772,630
VTB Capital SA 144A notes 7 1/2s, 2011 (Russia)		1,660,000	1,738,850
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)		2,700,000	2,673,000
VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)		5,785,000	5,909,609
			35,876,725

Health care (1.3%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	364,000	498,210
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		$435,000	448,050
DaVita, Inc. company guaranty 6 5/8s, 2013		291,000	286,635
HCA, Inc. company guaranty 9 5/8s, 2016 (PIK)		658,000	698,303
HCA, Inc. sr. sec. notes 9 1/4s, 2016		617,000	644,765
HCA, Inc. sr. sec. notes 9 1/8s, 2014		563,000	582,705
Omnicare, Inc. company guaranty 6 3/4s, 2013		385,000	373,450
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		1,065,000	1,017,075
Select Medical Corp. company guaranty 7 5/8s, 2015		1,217,000	1,147,023
Service Corporation International debs. 7 7/8s, 2013		112,000	108,640
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		1,412,000	1,383,760
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015		200,000	202,500
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		640,000	537,600
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		314,437	260,983
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018		276,000	304,290
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015		1,048,000	1,108,260
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		1,023,000	1,063,920
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		590,000	618,025
Ventas Realty LP/Capital Corp. company guaranty sr.
unsec. notes 7 1/8s, 2015 (R)		280,000	276,500
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)		337,000	328,575
			11,889,269

Technology (0.9%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		287,000	255,430
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		686,000	660,275
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		305,000	301,950
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		239,000	220,478
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		422,152	377,826
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		400,000	360,000
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		331,000	248,250
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		1,078,000	875,875
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		28,000	19,880
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		1,035,000	1,050,525
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		290,000	300,150
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (NON)		25,000	31
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		262,000	250,210
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		690,000	711,563
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		1,380,000	1,404,150
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		711,000	767,880
			7,804,473

Transportation (0.2%)

British Airways PLC sr. unsec. 8 3/4s, 2016 (United
Kingdom)	GBP	353,000	534,097
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		$575,000	552,000
RailAmerica, Inc. 144A company guaranty sr. notes
9 1/4s, 2017		380,000	397,100
			1,483,197

Utilities and power (1.2%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		255,000	256,275
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		921,000	939,420
CMS Energy Corp. sr. unsec. unsub. notes 6.3s, 2012		160,000	163,490
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		615,000	623,676
Dynegy-Roseton Danskamme sec. bonds 7.27s, 2010		311,206	309,650
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		289,000	248,540
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		135,000	125,550
Edison Mission Energy sr. unsec. notes 7.2s, 2019		292,000	232,870
Edison Mission Energy sr. unsec. notes 7s, 2017		44,000	35,530
El Paso Natural Gas Co. debs. 8 5/8s, 2022		370,000	431,296
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		220,000	221,650
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 8s, 2019 (Indonesia)		525,000	535,500
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		2,425,000	2,404,383
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		205,000	209,100
NRG Energy, Inc. sr. notes 7 3/8s, 2016		465,000	462,094
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		1,115,000	1,151,238
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014		574,000	587,444
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011		350,000	367,717
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7s, 2012		550,000	589,975
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		145,000	153,055
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		36,000	37,814
Vattenfall Treasury AB company guaranty jr. unsec.
sub. bond FRB 5 1/4s, 2049 (Sweden)	EUR	364,000	519,485
			10,605,752

Total corporate bonds and notes (cost $195,294,972)			$195,873,460

ASSET-BACKED SECURITIES (10.6%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 0.934s, 2035		$143,651	$58,678
FRB Ser. 05-4, Class A2C, 0.454s, 2035		49,123	45,976
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.394s, 2036		217,000	58,264
FRB Ser. 06-HE3, Class A2C, 0.394s, 2036		191,000	55,361
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 1.994s, 2033		388,452	97,902
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		743,000	133,740
Ser. 04-1A, Class E, 6.42s, 2039		420,000	75,600
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.514s, 2033		47,378	13,138
FRB Ser. 06-W4, Class A2C, 0.404s, 2036		340,000	104,607
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.244s, 2033		293,795	205,713
FRB Ser. 05-WMC1, Class M1, 0.684s, 2035		70,000	52,500
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.434s, 2036		48,601	29,700
FRB Ser. 06-HE4, Class A5, 0.404s, 2036		181,078	112,111
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.119s, 2034		94,715	12,966
FRB Ser. 05-HE1, Class M3, 1.174s, 2035		435,000	86,687
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030 (F)		1,388,988	792,333
Ser. 00-A, Class A2, 7.575s, 2030		2,471,899	1,380,506
Ser. 99-B, Class A4, 7.3s, 2016		1,210,348	634,450
Ser. 99-B, Class A3, 7.18s, 2015		2,068,729	1,101,397
FRB Ser. 00-A, Class A1, 0.405s, 2030		265,960	46,227
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		500,000	500,465
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1, 0.664s, 2035		95,957	71,548
FRB Ser. 07-OPX1, Class A1A, 0.314s, 2037		1,722,287	998,927
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		2,370,309	1,879,079
Ser. 00-4, Class A6, 8.31s, 2032		5,991,408	4,671,729
Ser. 00-5, Class A7, 8.2s, 2032		1,045,934	859,952
Ser. 00-1, Class A5, 8.06s, 2031		1,696,566	1,244,233
Ser. 00-4, Class A5, 7.97s, 2032		336,589	256,011
Ser. 00-5, Class A6, 7.96s, 2032		1,176,683	952,291
Ser. 02-1, Class M1F, 7.954s, 2033		183,000	161,232
Ser. 01-3, Class M2, 7.44s, 2033		50,970	1,794
Ser. 01-4, Class A4, 7.36s, 2033 (F)		333,174	341,644
Ser. 00-6, Class A5, 7.27s, 2031		984,913	904,653
Ser. 01-1, Class A5, 6.99s, 2032		7,161,874	7,197,684
Ser. 01-3, Class A4, 6.91s, 2033		4,833,249	4,377,102
Ser. 02-1, Class A, 6.681s, 2033		1,247,588	1,194,964
FRB Ser. 02-1, Class M1A, 2.296s, 2033		4,444,000	2,551,003
FRB Ser. 01-4, Class M1, 1.996s, 2033		573,000	282,671
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.764s, 2035		96,000	68,086
FRB Ser. 05-14, Class 3A2, 0.484s, 2036		41,757	34,700

Countrywide Asset-Backed Certificates FRB Ser. 06-4,
Class 2A2, 0.424s, 2036		2,232,900	1,652,346
Credit-Based Asset Servicing and Securitization FRB
Ser. 07-CB1, Class AF1A, 0.314s, 2037		1,836,443	936,586
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		838,000	276,540
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.914s, 2035		143,209	13,667
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.394s, 2036		356,000	136,199
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.574s, 2036		498,000	206,860
FRB Ser. 06-2, Class 2A3, 0.414s, 2036		589,000	314,597
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		1,347,000	1,348,212
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (F)	GBP	1,337,631	495,010
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (F)	EUR	2,785,000	1,030,629
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$1,604,217	1,355,563
Ser. 94-4, Class B2, 8.6s, 2019		687,493	357,056
Ser. 93-1, Class B, 8.45s, 2018		547,702	474,976
Ser. 96-6, Class M1, 7.95s, 2027		1,075,000	763,250
Ser. 99-5, Class A5, 7.86s, 2030		7,132,938	6,015,927
Ser. 96-8, Class M1, 7.85s, 2027		754,000	647,824
Ser. 96-2, Class M1, 7.6s, 2026		608,000	492,628
Ser. 95-8, Class B1, 7.3s, 2026		704,416	553,753
Ser. 95-4, Class B1, 7.3s, 2025		726,329	588,020
Ser. 96-10, Class M1, 7.24s, 2028		92,000	81,100
Ser. 97-6, Class M1, 7.21s, 2029		1,557,000	1,180,256
Ser. 95-F, Class B2, 7.1s, 2021		41,512	31,652
Ser. 98-2, Class A6, 6.81s, 2027		658,960	617,903
Ser. 99-3, Class A7, 6.74s, 2031 (F)		1,171,504	960,857
FRN Ser. 98-4, Class A6, 6.53s, 2030		302,190	281,666
Ser. 99-2, Class A7, 6.44s, 2030		89,784	77,249
Ser. 99-1, Class A6, 6.37s, 2025		41,000	39,270
Ser. 98-4, Class A5, 6.18s, 2030		760,999	702,207
Ser. 99-1, Class A5, 6.11s, 2023		73,981	73,977
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		2,964,074	2,460,182
Ser. 99-5, Class M1A, 8.3s, 2026		312,000	281,684
Ser. 99-5, Class A4, 7.59s, 2028		35,974	35,730
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		5,175	5,125
GSAA Home Equity Trust FRB Ser. 06-19, Class A1,
0.334s, 2036		5,462,411	3,386,695
GSAMP Trust
FRB Ser. 06-HE5, Class A2C, 0.394s, 2036		877,000	238,900
FRB Ser. 07-HE2, Class A2A, 0.364s, 2047		2,364,597	2,139,960
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.244s, 2030		734,690	36,735
FRB Ser. 05-1A, Class E, 2.044s, 2030		162,911	9,775
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.574s, 2036		248,000	120,215
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 0.534s, 2035		211,000	109,869
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class A4, 5.27s, 2018		1,925,469	1,699,000
Lehman XS Trust Ser. 07-6, Class 3A6, 6 1/2s, 2037		2,285,458	1,599,821
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.244s, 2036		1,485,000	103,950
FRB Ser. 02-1A, Class FFL, 2.994s, 2037		2,440,000	366,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)		3,277,285	1,573,097
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.864s, 2035		497,000	216,537
FRB Ser. 06-4, Class 2A4, 0.504s, 2036		240,000	84,008
FRB Ser. 06-1, Class 2A3, 0.434s, 2036		200,299	98,825
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.494s, 2032		2,025,781	1,667,738
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.394s, 2036		126,000	55,253
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		208,403	193,334
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.444s, 2034		122,092	9,174
FRB Ser. 05-HE2, Class M5, 0.924s, 2035		271,268	163,846
FRB Ser. 05-HE1, Class M3, 0.764s, 2034		310,000	216,405
FRB Ser. 06-NC4, Class M2, 0.544s, 2036		435,000	1,463
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.244s, 2039		500,000	100,000
Navistar Financial Corp. Owner Trust Ser. 05-A,
Class C, 4.84s, 2014		58,454	55,701
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 3.319s, 2033		23,570	10,332
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.404s, 2036		298,000	167,150
FRB Ser. 06-2, Class A2C, 0.394s, 2036		298,000	155,310
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		1,944,735	923,749
Ser. 99-D, Class A1, 7.84s, 2029		1,565,456	1,378,991
Ser. 00-A, Class A2, 7.765s, 2017		226,838	130,387
Ser. 95-B, Class B1, 7.55s, 2021		410,881	228,956
Ser. 00-D, Class A4, 7.4s, 2030		1,945,000	1,348,587
Ser. 02-B, Class A4, 7.09s, 2032		651,060	508,293
Ser. 99-B, Class A4, 6.99s, 2026		1,585,202	1,315,156
Ser. 00-D, Class A3, 6.99s, 2022		270,355	265,843
Ser. 02-A, Class A4, 6.97s, 2032		107,212	70,760
Ser. 01-D, Class A4, 6.93s, 2031		1,237,409	905,193
Ser. 01-E, Class A4, 6.81s, 2031		1,739,608	1,304,706
Ser. 99-B, Class A3, 6.45s, 2017		368,721	315,648
Ser. 01-C, Class A2, 5.92s, 2017		1,942,783	835,119

Ser. 02-C, Class A1, 5.41s, 2032		1,966,159	1,445,127
Ser. 01-D, Class A2, 5.26s, 2019		247,343	165,483
Ser. 01-E, Class A2, 5.05s, 2019		1,640,735	1,082,885
Ser. 02-A, Class A2, 5.01s, 2020		433,801	226,154
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		371,973	330,720
FRB Ser. 01-B, Class A2, 0.62s, 2018		82,496	60,952
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.074s, 2036		202,000	43,005
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.374s, 2036		424,785	140,521
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.434s, 2036		190,281	135,922
FRB Ser. 07-RZ1, Class A2, 0.404s, 2037		293,000	157,688
Residential Asset Securities Corp.
FRB Ser. 05-EMX1, Class M2, 0.974s, 2035		617,254	419,411
Ser. 01-KS3, Class AII, 0.704s, 2031		2,504,263	1,635,721
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.894s, 2035		310,000	1,464
FRB Ser. 07-NC2, Class A2B, 0.384s, 2037		275,000	108,864
FRB Ser. 07-BR5, Class A2A, 0.374s, 2037		214,894	145,053
FRB Ser. 07-BR4, Class A2A, 0.334s, 2037		270,035	174,173
FRB Ser. 07-BR3, Class A2A, 0.314s, 2037 (F)		5,430,847	3,638,668
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.454s, 2036		507,000	180,157
FRB Ser. 06-FRE1, Class A2B, 0.424s, 2036		216,718	90,557
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.414s, 2036		240,000	160,888
FRB Ser. 06-3, Class A3, 0.404s, 2036		882,000	508,845
South Coast Funding 144A FRB Ser. 3A, Class A2,
1.664s, 2038		200,000	2,000
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.504s, 2036		240,000	20,673
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		904,000	54,240
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		756,000	56,700
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.354s, 2037		1,606,095	1,084,114
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.564s, 2037		106,000	34,436
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.182s, 2044 (United Kingdom)		504,004	60,480

Total asset-backed securities (cost $121,122,312)			$94,411,507

FOREIGN GOVERNMENT BONDS AND NOTES (8.3%)(a)
		Principal amount	Value

Argentina (Republic of) bonds Ser. VII, zero %, 2013		$821,000	$688,819
Argentina (Republic of) bonds FRB zero %, 2013		3,113,000	1,279,443
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		5,390,000	4,050,585
Argentina (Republic of) sr. unsec. unsub. bonds Ser. $
V, 10 1/2s, 2012	ARS	4,110,000	945,300
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.943s, 2012		$28,524,000	8,985,060
Argentina (Republic of) sr. unsec. unsub. notes Ser.
$dis, 8.28s, 2033		2,656,730	1,879,637
Banco Nacional de Desenvolvimento Economico e Social
144A notes 6 1/2s, 2019		525,000	552,563
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. unsub. notes 6.369s, 2018		175,000	184,625
Brazil (Federal Republic of) notes zero %, 2017	BRL	3,500	1,789,191
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$1,460,000	1,543,950
Brazil (Federal Republic of) sr. unsec. bonds 6s, 2017		1,880,000	2,025,456
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,340,000	1,528,521
Colombia (Government of) bonds 6 1/8s, 2041		$1,000,000	950,000
Croatia (Republic of) 144A notes 6 3/4s, 2019		1,650,000	1,665,263
Ecuador (Republic of) regs notes Ser. REGS, 9 3/8s,
2015		245,000	227,789
Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s,
2019		1,305,000	1,819,757
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		920,000	993,600
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		460,000	493,309
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 5/8s, 2037		1,555,000	1,511,522
Industrial Bank Of Korea 144A sr. notes 7 1/8s, 2014		1,475,000	1,624,578
Iraq (Republic of) 144A bonds 5.8s, 2028		1,275,000	965,813
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	313,000,000	3,677,106
Peru (Republic of) sr. unsec. unsub. bonds 8 3/4s, 2033		$935,000	1,234,714
Peru (Republic of) sr. unsec. unsub. notes 7 1/8s, 2019		1,476,000	1,656,810
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 7/8s, 2018		750,000	796,875
Russia (Federation of) unsub. 5s, 2030		62,980	70,550
Russia (Federation of) 144A unsec. unsub. bonds 5s,
2030		5,275,938	5,910,106
South Africa (Republic of) sr. unsec. unsub. notes
6 7/8s, 2019		950,000	1,060,438
Sri Lanka (Republic of) 144A notes 7.4s, 2015		440,000	444,088
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	59,875,000	9,950,665
Turkey (Republic of) bonds 16s, 2012	TRY	385,000	288,046
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		$815,000	913,558
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		4,335,000	4,866,514
Venezuela (Republic of) bonds 8 1/2s, 2014		625,000	540,000
Venezuela (Republic of) unsec. note FRN Ser. REGS,
1.283s, 2011		2,715,000	2,376,222

Venezuela (Republic of) unsec. notes 10 3/4s, 2013	2,510,000	2,399,560
Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018	2,215,000	2,192,673

Total foreign government bonds and notes (cost $69,518,104)		$74,082,706

SENIOR LOANS (4.9%)(a)(c)
	Principal amount	Value

Basic materials (0.2%)
Georgia-Pacific Corp. bank term loan FRN Ser. C,
3.588s, 2014	$168,246	$166,732
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
2.326s, 2012	305,534	293,735
Novelis, Inc. bank term loan FRN Ser. B, 2.269s, 2014	987,915	886,104
Novelis, Inc. bank term loan FRN Ser. B, 2 1/4s, 2014	449,039	402,763
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 6s, 2014	107,166	107,881
		1,857,215

Capital goods (0.5%)
Graham Packaging Co., LP bank term loan FRN Ser. B,
2.554s, 2011	192,579	187,373
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.383s, 2014	84,202	66,099
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.258s, 2014	1,632,799	1,281,747
Manitowoc Co., Inc. (The) bank term loan FRN Ser. A,
4.813s, 2013	494,263	478,817
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 5.966s, 2014	264,960	258,115
Polypore, Inc. bank term loan FRN Ser. B, 2.52s, 2014	601,212	557,624
Sensata Technologies BV bank term loan FRN 2.031s,
2013 (Netherlands)	580,459	497,563
Sequa Corp. bank term loan FRN 3.881s, 2014	782,904	691,892
Wesco Aircraft Hardware Corp. bank term loan FRN
2 1/2s, 2013	221,000	208,016
		4,227,246

Communication services (0.8%)
Cebridge Connections, Inc. bank term loan FRN 4.788s,
2014	353,000	343,646
Charter Communications Operating, LLC bank term loan
FRN 9 1/4s, 2014	433,400	437,115
Charter Communications, Inc. bank term loan FRN
6 3/4s, 2014	400,000	343,500
Charter Communications, Inc. bank term loan FRN
6 1/4s, 2014	1,672,314	1,516,131
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2015	525,763	423,568
Insight Midwest, LP bank term loan FRN Ser. B, 2.29s,
2014	243,776	231,065
Intelsat Corp. bank term loan FRN Ser. B2, 2.746s, 2011	414,633	390,792
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.746s,
2013	414,759	390,911
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.746s,
2013	414,633	390,792
Intelsat, Ltd. bank term loan FRN 3.246s, 2014
(Bermuda)	885,000	788,535
Level 3 Communications, Inc. bank term loan FRN 2.53s,
2014	210,000	182,339
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	185,000	196,408
MetroPCS Wireless, Inc. bank term loan FRN 2.661s, 2013	493,680	462,902
PAETEC Holding Corp. bank term loan FRN Ser. B1,
2.746s, 2013	164,449	155,404
TW Telecom, Inc. bank term loan FRN Ser. B, 2.013s,
2013	451,500	432,311
West Corp. bank term loan FRN 2.619s, 2013	218,910	200,193
		6,885,612

Consumer cyclicals (1.8%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.009s, 2014	843,363	754,057
Building Materials Holdings Corp. bank term loan FRN
3s, 2014	346,262	317,984
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	546,213	517,878
Cenveo, Inc. bank term loan FRN Ser. C, 4.792s, 2014	451,031	437,124
Cenveo, Inc. bank term loan FRN Ser. DD, 4.792s, 2014	15,029	14,565
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.684s, 2016	475,000	336,063
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 3 3/8s, 2012	440,205	401,687
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 3 3/8s, 2012	1,099,612	1,003,396
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014	522,614	457,505
GateHouse Media, Inc. bank term loan FRN 2 1/2s, 2014	430,000	162,863
GateHouse Media, Inc. bank term loan FRN Ser. B,
2 1/4s, 2014	1,012,283	383,402
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2 1/4s, 2014	377,717	143,060
Golden Nugget, Inc. bank term loan FRN Ser. B, 2 1/4s,
2014	199,953	136,968
Golden Nugget, Inc. bank term loan FRN Ser. DD,

2.262s, 2014	113,830	77,973
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011	1,996,910	1,998,408
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.282s, 2015	329,196	261,071
Jarden Corp. bank term loan FRN Ser. B1, 2.033s, 2012	191,953	187,669
Jarden Corp. bank term loan FRN Ser. B2, 2.033s, 2012	91,418	87,876
Jarden Corp. bank term loan FRN Ser. B4, 3.533s, 2015	322,628	315,427
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.538s, 2013	240,719	214,992
National Bedding Co. bank term loan FRN 2.317s, 2011	185,614	168,135
QVC, Inc. bank term loan FRN 5.745s, 2014	231,532	231,046
R.H. Donnelley, Inc. bank term loan FRN 6 3/4s, 2011	1,413,494	1,226,206
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6 3/4s, 2011	530,090	459,853
Realogy Corp. bank term loan FRN 0.166s, 2013	312,557	260,762
Realogy Corp. bank term loan FRN Ser. B, 3.287s, 2013	1,160,926	968,544
Six Flags Theme Parks bank term loan FRN 2 1/2s, 2015	843,486	821,344
Thomas Learning bank term loan FRN Ser. B, 2 3/4s, 2014	224,427	194,223
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	1,861,438	871,385
TRW Automotive, Inc. bank term loan FRN Ser. B,
6 1/4s, 2014	776,916	774,488
United Components, Inc. bank term loan FRN Ser. D,
2.72s, 2012	764,222	704,995
Universal City Development Partners, Ltd. bank term
loan FRN Ser. B, 6s, 2011	1,136,666	1,128,141
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.533s, 2014	353,000	283,156
Yankee Candle Co., Inc. bank term loan FRN 2 1/4s, 2014	229,206	213,326
		16,515,572

Consumer staples (0.4%)
Claire's Stores, Inc. bank term loan FRN 3.033s, 2014	199,490	155,914
Dole Food Co., Inc. bank term loan FRN Ser. B, 7.975s,
2013	78,451	79,064
Dole Food Co., Inc. bank term loan FRN Ser. C, 7.877s,
2013	285,282	287,511
Dole Food Co., Inc. bank term loan FRN Ser. C, 0.284s,
2013	45,433	45,788
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.996s, 2014	987,324	922,654
Prestige Brands, Inc. bank term loan FRN 2.572s, 2011	549,671	535,930
Revlon Consumer Products bank term loan FRN Ser. B,
4.294s, 2012	235,000	226,423
Rite-Aid Corp. bank term loan FRN Ser. B, 2s, 2014	187,150	161,222
Spectrum Brands, Inc. bank term loan FRN 1 1/2s, 2013	60,082	58,595
Spectrum Brands, Inc. bank term loan FRN Ser. B1, 8s,
2013	1,039,363	1,013,639
		3,486,740

Energy (0.2%)
EPCO Holding, Inc. bank term loan FRN Ser. A, 1.244s,
2012	440,000	374,000
Hercules Offshore, Inc. bank term loan FRN Ser. B, 6s,
2013	287,248	275,938
MEG Energy Corp. bank term loan FRN 2.29s, 2013
(Canada)	217,125	204,640
MEG Energy Corp. bank term loan FRN Ser. DD, 2.29s,
2013 (Canada)	221,344	208,616
Petroleum Geo-Services ASA bank term loan FRN 2.03s,
2015 (Norway)	281,233	265,297
Targa Resources, Inc. bank term loan FRN 2.531s, 2012	63,708	62,338
Targa Resources, Inc. bank term loan FRN Ser. C,
0.158s, 2012	48,781	47,732
		1,438,561

Financials (--%)
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	85,000	83,991
Hub International, Ltd. bank term loan FRN Ser. B,
2.746s, 2014	95,310	83,474
Hub International, Ltd. bank term loan FRN Ser. DD,
2.746s, 2014	21,423	18,763
		186,228

Health care (0.6%)
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.611s, 2014	1,042,835	971,009
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.496s, 2014	53,679	49,982
Health Management Associates, Inc. bank term loan FRN
2.033s, 2014	2,597,306	2,369,068
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.246s, 2014	226,108	212,057
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	61,059	57,264
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.738s, 2014	790,658	701,050
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.246s, 2014	653,366	612,763
Select Medical Corp. bank term loan FRN Ser. B,
2.407s, 2012	25,798	24,740
Sun Healthcare Group, Inc. bank term loan FRN 0.183s,
2014	68,023	63,899

Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.522s, 2014		238,220	223,778
			5,285,610

Technology (0.1%)
Compucom Systems, Inc. bank term loan FRN 3 3/4s, 2014		236,514	222,323
First Data Corp. bank term loan FRN Ser. B1, 2.997s,
2014		757,068	650,027
Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014		216,910	222,152
			1,094,502

Utilities and power (0.3%)
Dynegy Holdings, Inc. bank term loan FRN 4s, 2013		381,000	365,019
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 3.745s, 2014		525,004	405,812
Energy Future Holdings Corp. bank term loan FRN
Ser. B3, 3.745s, 2014		381,394	292,031
NRG Energy, Inc. bank term loan FRN 2.022s, 2014		627,387	589,287
NRG Energy, Inc. bank term loan FRN 0.183s, 2014		337,665	317,159
Reliant Energy, Inc. bank term loan FRN 0.226s, 2014		890,000	835,488
			2,804,796

Total senior loans (cost $48,823,918)			$43,782,082

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (1.5%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.5%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, November 20, 2038		$4,000,002	$4,272,502
			4,272,502

U.S. Government Agency Mortgage Obligations (1.0%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, April 1, 2016		20,654	22,050
6 1/2s, TBA, November 1, 2039		2,000,000	2,146,875
5s, May 1, 2037		792,164	822,242
4 1/2s, May 1, 2039		672,343	681,194
4 1/2s, TBA, November 1, 2039		5,000,000	5,058,874
			8,731,235

Total U.S. government and agency mortgage obligations (cost $12,957,932)			$13,003,737

U.S. TREASURY OBLIGATIONS (1.3%)(a)(i)
		Principal amount	Value

U.S. Treasury Notes
5 1/4s, February 15, 2029		$3,826,000	$4,397,528
4 3/4s, February 15, 2037		2,328,000	2,549,765
6 1/2s, February 15, 2010		2,483,000	2,562,506
4 1/8s, August 31, 2012		1,369,000	1,486,077
3 1/4s, December 31, 2009		433,000	439,521

Total U.S. treasury obligations (cost $11,435,397)			$11,435,397

PURCHASED OPTIONS OUTSTANDING (2.8%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$40,437,000	$6,181,200
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	40,437,000	--
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	40,437,000	6,181,200
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	40,437,000	--
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	40,143,000	2,305,999
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	40,143,000	2,291,730
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	62,480,000	7,254,553
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	62,480,000	207,960

Total purchased options outstanding (cost $14,363,078)			$24,422,642

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	$1,120,000	$814,800
General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012	1,165,000	1,092,188
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON) (R)	885,000	641,625
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	440,000	473,550

Total convertible bonds and notes (cost $3,157,460)		$3,022,163

PREFERRED STOCKS (--%)(a)
	Shares	Value

GMAC Preferred Blocker, Inc. 144A 7.00% cum. pfd.	440	$268,689

Total preferred stocks (cost $146,180)		$268,689

COMMON STOCKS (--%)(a)
	Shares	Value

AboveNet, Inc. (NON)	1,194	$57,790
Bohai Bay Litigation, LLC (Units) (F)	1,327	4,141
Vertis Holdings, Inc. (NON) (F)	22,380	22

Total common stocks (cost $1,237)		$61,953

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	230	$17,250
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/01/11	0.01	6,500	22
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR 0.001	960	38,564
Vertis Holdings, Inc. (F)	10/18/15	$0.01	1,483	--

Total warrants (cost $35,628)				$55,836

CONVERTIBLE PREFERRED STOCKS (--%)(a)
	Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	1,477	$9,970

Total convertible preferred stocks (cost $1,392,186)		$9,970

SHORT-TERM INVESTMENTS (6.6%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	24,619,160	$24,619,160
U.S. Treasury Cash Management Bills, for an effective
yield of 0.24%, July 15, 2010 (SEG) (SEGSF)	$3,668,000	3,659,013
U.S. Treasury Cash Management Bills, for effective
yields ranging from 0.39% to 0.40%, June 10, 2010
(SEGSF)	4,044,000	4,034,517
U.S. Treasury Cash Management Bills, for effective
yields ranging from 0.31% to 0.47%, April 1, 2010
(SEG) (SEGSF)	23,421,000	23,374,352
U.S. Treasury Bills, for an effective yield of 0.50%,
December 17, 2009 (SEG)	343,000	342,783
U.S. Treasury Bills, for effective yields ranging from
0.39% to 0.48%, November 19, 2009 (SEG) (SEGSF)	2,845,000	2,844,420

Total short-term investments (cost $58,885,096)		$58,874,245

TOTAL INVESTMENTS

Total investments (cost $904,480,627) (b)		$949,323,824

FORWARD CURRENCY CONTRACTS TO BUY at 10/31/09 (aggregate face value $143,603,723) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$31,738,999	$31,223,899	11/18/09	$515,100
British Pound	7,080,878	6,895,666	11/18/09	185,212
Canadian Dollar	1,433,745	1,500,651	11/18/09	(66,906)
Danish Krone	529,035	527,057	11/18/09	1,978
Euro	28,567,571	28,684,871	11/18/09	(117,300)
Hungarian Forint	2,297,651	2,346,850	11/18/09	(49,199)
Japanese Yen	38,376,257	38,736,529	11/18/09	(360,272)
Malaysian Ringgit	197,699	199,556	11/18/09	(1,857)
Mexican Peso	206,427	202,928	11/18/09	3,499
New Zealand Dollar	11,761	12,123	11/18/09	(362)
Norwegian Krone	11,340,527	11,370,507	11/18/09	(29,980)
Polish Zloty	9,795,250	9,836,714	11/18/09	(41,464)
South African Rand	2,568,559	2,695,363	11/18/09	(126,804)
Swedish Krona	5,894,360	5,957,856	11/18/09	(63,496)
Swiss Franc	3,404,114	3,413,153	11/18/09	(9,039)

Total				$(160,890)

FORWARD CURRENCY CONTRACTS TO SELL at 10/31/09 (aggregate face value $108,654,257) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,021,020	$1,008,223	11/18/09	$(12,797)
Brazilian Real	2,163,772	2,170,907	11/18/09	7,135
British Pound	14,531,882	14,143,799	11/18/09	(388,083)
Canadian Dollar	12,102,780	12,230,762	11/18/09	127,982
Czech Koruna	3,753,370	3,871,384	11/18/09	118,014
Euro	23,294,493	23,304,056	11/18/09	9,563
Hungarian Forint	2,267,216	2,304,945	11/18/09	37,729
Japanese Yen	806,194	812,556	11/18/09	6,362
Norwegian Krone	4,528,024	4,608,952	11/18/09	80,928
Polish Zloty	5,797,570	5,830,879	11/18/09	33,309
South African Rand	2,483,589	2,610,940	11/18/09	127,351
Swedish Krona	14,902,236	15,001,044	11/18/09	98,808
Swiss Franc	20,443,154	20,466,976	11/18/09	23,822
Turkish Lira (New)	281,400	288,834	11/18/09	7,434

Total				$277,557

FUTURES CONTRACTS OUTSTANDING at 10/31/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	5	$3,187,028	Dec-09	$(1,979)
Canadian Government Bond 10 yr (Short)	1	111,651	Dec-09	(782)
Euro-Bobl 5 yr (Short)	11	1,872,882	Dec-09	5,629
Euro-Bund 10 yr (Short)	233	41,825,818	Dec-09	(373,884)
Euro-Schatz 2 yr (Short)	34	5,417,401	Dec-09	(12,142)
Japanese Government Bond 10 yr (Long)	26	39,872,638	Dec-09	(243,808)
Japanese Government Bond 10 yr Mini (Long)	31	4,751,634	Dec-09	(16,930)
U.K. Gilt 10 yr (Short)	161	31,385,161	Dec-09	(140,996)
U.S. Treasury Bond 20 yr (Long)	2292	275,398,125	Dec-09	1,589,181
U.S. Treasury Note 2 yr (Short)	628	136,658,688	Dec-09	(996,259)
U.S. Treasury Note 5 yr (Long)	122	14,207,281	Dec-09	1,570
U.S. Treasury Note 10 yr (Long)	299	35,464,203	Dec-09	(298,666)

Total				$(489,066)

WRITTEN OPTIONS OUTSTANDING at 10/31/09 (premiums received $62,832,217) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	16,701,000	Aug-11/4.475	1,118,299
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	16,701,000	Aug-11/4.475	902,021
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,369,000	Aug-11/4.55	874,736
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,369,000	Aug-11/4.55	638,735
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	24,616,000	Aug-11/4.765	2,017,527
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	24,616,000	Aug-11/4.765	1,122,982
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	27,401,000	Aug-11/4.7	2,153,171
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	27,401,000	Aug-11/4.7	1,284,833
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	24,738,000	Aug-11/4.49	1,675,257
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	42,950,000	Jul-11/4.52	2,190,450
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	21,475,000	Jul-11/4.5475	1,521,504
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	21,475,000	Jul-11/4.5475	1,078,045
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	42,950,000	Jul-11/4.52	2,982,878
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	24,738,000	Aug-11/4.49	1,321,999
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	45,798,000	Jul-11/4.525	3,192,121
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	68,697,000	Jul-11/4.745	5,554,087
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	68,697,000	Jul-11/4.745	3,068,793
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	45,798,000	Jul-11/4.46	3,043,277
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	45,798,000	Jul-11/4.46	2,418,592
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	45,798,000	Jul-11/4.525	2,320,781
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	130,118,000	Nov-09/4.4	9,260,498
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	40,143,000	Jun-10/5.235	384,829
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	38,999,000	Sep-13/4.82	1,933,248
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	19,551,000	May-12/5.51	2,315,879
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	23,737,600	Oct-10/4.02	1,098,339
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	23,737,600	Oct-10/4.02	1,077,687
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	40,143,000	Jun-10/5.23	379,499
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	130,118,000	Nov-09/4.4	--
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	38,999,000	Sep-13/4.82	1,456,604
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	19,551,000	May-12/5.51	775,389

Total	$59,162,060

TBA SALE COMMITMENTS OUTSTANDING at 10/31/09 (proceeds receivable $7,193,281) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, November 1, 2039	$2,000,000	11/12/09	$2,146,250
FNMA, 4 1/2s, November 1, 2039	5,000,000	11/12/09	5,058,874

Total			$7,205,124

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/09 (Unaudited)
Upfront	Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$26,564,300	$--	10/7/14	2.545%	3 month USD-LIBOR-BBA	$71,208

51,800,000	--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(4,270,999)

12,028,000	--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(530,225)

30,236,000	(127,408)	10/8/38	3 month USD-LIBOR-BBA	4.30%	818,006

32,806,000	29,822	10/20/10	3 month USD-LIBOR-BBA	3.00%	831,666

18,838,000	--	10/28/14	2.8175%	3 month USD-LIBOR-BBA	(151,902)

23,143,500	--	10/28/19	3.76%	3 month USD-LIBOR-BBA	(408,764)

1,108,248,000	--	12/22/10	3 month USD-LIBOR-BBA	1.515%	16,387,903

105,170,000	--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(8,648,565)

57,680,000	--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	1,856,112

20,688,000	--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(3,037,347)

Barclays Bank PLC
140,391,000	--	12/9/10	3 month USD-LIBOR-BBA	2.005%	3,153,752

66,099,000	--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(3,894,005)

Citibank, N.A.
JPY	2,230,000,000	--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(1,235,305)

$19,663,700	--	10/9/19	3 month USD-LIBOR-BBA	3.34%	(321,906)

66,041,000	(E)	(F)	--	11/2/14	2.785%	3 month USD-LIBOR-BBA	(384,785)

19,138,000	(E)	(103,666)	11/3/19	3 month USD-LIBOR-BBA	3.67%	--

41,600,000	--	8/12/14	3 month USD-LIBOR-BBA	3.1925%	1,396,661

215,350,000	--	8/14/11	1.61125%	3 month USD-LIBOR-BBA	(2,495,791)

77,600,000	--	8/14/14	3 month USD-LIBOR-BBA	3.10%	2,247,586

MXN	74,310,000	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	373,528

MXN	22,295,000	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	117,433

$23,441,000	--	9/16/10	3.175%	3 month USD-LIBOR-BBA	(630,371)

219,385,000	--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	11,113,605

11,627,000	--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(694,020)

609,004,000	--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	14,900,404

61,714,000	--	2/24/16	2.77%	3 month USD-LIBOR-BBA	599,525

1,253,000	--	8/18/39	3 month USD-LIBOR-BBA	4.24%	31,968

173,081,000	(412,011)	8/27/14	3 month USD-LIBOR-BBA	2.97%	3,321,923

11,274,000	--	8/27/19	3 month USD-LIBOR-BBA	3.6875%	205,738

EUR	97,740,000	(E)	--	8/28/24	6 month EUR-EURIBOR-REUTERS	4.835%	(224,534)

$61,865,000	--	9/30/19	3 month USD-LIBOR-BBA	3.425%	(496,888)

30,785,000	--	10/5/19	3 month USD-LIBOR-BBA	3.39%	(359,106)

68,320,000	--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(210,220)

183,101,000	--	3/30/11	3 month USD-LIBOR-BBA	1.535%	1,992,266

MXN	29,800,000	--	3/28/13	1 month MXN-TIIE-BANXICO	6.9425%	(2,849)

$23,240,000	--	4/6/39	3.295%	3 month USD-LIBOR-BBA	3,335,102

27,603,000	--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	933,961

Citibank, N.A., London
JPY	2,600,000,000	--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	1,278,165

Credit Suisse International
$6,816,000	--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	(361,962)

250,276,000	--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	6,109,245

32,268,000	--	9/23/10	3 month USD-LIBOR-BBA	3.32%	910,311

7,127,000	--	10/9/10	3 month USD-LIBOR-BBA	2.81%	163,462

31,000,000	--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(1,539,285)

44,800,000	--	7/30/19	3 month USD-LIBOR-BBA	3.87%	1,715,702

13,830,000	--	8/5/19	3 month USD-LIBOR-BBA	3.903%	542,832

GBP	25,910,000	--	8/25/11	1.98%	6 month GBP-LIBOR-BBA	(224,859)

$55,355,000	--	6/30/38	2.71%	3 month USD-LIBOR-BBA	12,957,637

170,730,000	--	2/5/14	2.475%	3 month USD-LIBOR-BBA	(1,300,795)

55,514,000	--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(4,859,180)

59,441,000	--	9/24/24	3.975%	3 month USD-LIBOR-BBA	(627,335)

17,650,500	--	10/13/29	4.05%	3 month USD-LIBOR-BBA	(36,623)

4,000,000	--	10/15/19	3 month USD-LIBOR-BBA	3.483%	(18,865)

1,000,000	--	10/16/14	3 month USD-LIBOR-BBA	2.682%	2,881

5,000,000	--	10/19/19	3 month USD-LIBOR-BBA	3.608%	27,750

EUR	56,330,000	--	7/4/15	3.93163%	6 month EUR-EURIBOR-Telerate	(5,158,382)

$11,010,000	--	4/28/39	3.50375%	3 month USD-LIBOR-BBA	1,203,164

SEK	177,710,000	(E)	--	6/8/11	2.11%	3 month SEK-STIBOR-SIDE	(88,948)

SEK	177,710,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.275%	(2,764)

$17,263,000	--	6/5/39	4.29417%	3 month USD-LIBOR-BBA	(765,332)

SEK	59,240,000	(E)	--	6/8/11	2.22%	3 month SEK-STIBOR-SIDE	(38,697)

SEK	59,240,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.37%	6,701

Deutsche Bank AG
$104,785,000	--	4/21/14	2.51%	3 month USD-LIBOR-BBA	(206,493)

24,439,100	--	10/13/29	4.03%	3 month USD-LIBOR-BBA	17,965

51,767,000	(17,382)	10/21/11	3 month USD-LIBOR-BBA	1.36%	145,228

6,340,000	(16,379)	10/21/19	3 month USD-LIBOR-BBA	3.6%	13,314

20,615,000	--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(2,282,089)

256,335,000	--	10/24/10	3 month USD-LIBOR-BBA	2.604%	5,204,789

211,832,000	--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	7,733,228

ZAR	23,880,000	(F)	--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	70,452

$161,866,000	--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	5,313,523

156,783,000	--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(3,136,421)

52,647,000	--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	875,799

41,100,000	--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(6,257,812)

10,000,000	--	12/22/13	2.008%	3 month USD-LIBOR-BBA	70,062

45,816,000	--	12/24/13	2.165%	3 month USD-LIBOR-BBA	15,296

100,441,000	--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	124,893

49,500,000	--	1/8/29	3 month USD-LIBOR-BBA	3.19625%	(5,202,287)

158,400,000	--	1/8/14	2.375%	3 month USD-LIBOR-BBA	(1,155,605)

28,674,000	--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(3,139,805)

175,258,000	--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(15,977,013)

491,172,000	--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(3,139,176)

43,055,000	--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(468,883)

21,477,000	--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(1,655,206)

21,000,000	--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	(242,021)

9,000,000	--	2/9/14	2.525%	3 month USD-LIBOR-BBA	(83,615)

9,000,000	--	2/10/14	2.55%	3 month USD-LIBOR-BBA	(93,302)

88,688,000	--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	(1,044,742)

28,226,000	--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(2,002,847)

171,000,000	--	2/17/14	2.55%	3 month USD-LIBOR-BBA	(1,654,045)

65,000,000	--	2/17/39	3.31%	3 month USD-LIBOR-BBA	8,894,925

53,267,000	--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	(290,368)

286,000,000	--	3/4/14	2.54%	3 month USD-LIBOR-BBA	(2,302,300)

110,000,000	--	3/4/39	3.37174%	3 month USD-LIBOR-BBA	13,997,839

3,000,000	--	3/10/16	3 month USD-LIBOR-BBA	2.845%	(19,727)

2,000,000	--	3/11/16	3 month USD-LIBOR-BBA	2.892%	(7,693)

3,100,000	--	3/11/16	3 month USD-LIBOR-BBA	2.938%	(3,356)

5,000,000	--	3/24/14	2.297%	3 month USD-LIBOR-BBA	21,803

	441,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	1,035,860

	208,468,000		(561,247)	10/2/39	3.91%	3 month USD-LIBOR-BBA	7,124,832

	260,650,000		410,569	10/2/29	3 month USD-LIBOR-BBA	3.85%	(6,076,404)

	26,048,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	(495,189)

Goldman Sachs International
JPY	1,465,300,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(963,568)

GBP	51,680,000		--	8/20/11	2.0225%	6 month GBP-LIBOR-BBA	(534,049)

AUD	34,650,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(426,970)

EUR	109,940,000		--	9/22/11	6 month EUR-EURIBOR-REUTERS	1.718%	(14,033)

EUR	123,630,000		--	9/25/11	6 month EUR-EURIBOR-REUTERS	1.718%	(37,203)

GBP	111,870,000		--	9/23/11	1.9475%	6 month GBP-LIBOR-BBA	(673,198)

	$12,887,800		--	10/16/29	4.0975%	3 month USD-LIBOR-BBA	(108,915)

	8,655,100		--	10/20/29	4.1225%	3 month USD-LIBOR-BBA	(99,663)

JPMorgan Chase Bank, N.A.
	27,784,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(4,308,875)

	116,638,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	1,170,097

	52,691,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	1,618,865

	21,927,000		(43,124)	10/9/14	3 month USD-LIBOR-BBA	2.61%	(38,886)

	12,900,000		--	10/21/29	3 month USD-LIBOR-BBA	4.0428%	2,663

EUR	56,950,000	(F)	--	10/23/11	3 month TELBOR03	2.8967%	35,497

	$46,192,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	1,499,166

CAD	37,130,000		--	6/9/12	6 month CAD-BA-CDOR	1.95%	324,751

CAD	11,860,000		--	6/9/14	2.725%	6 month CAD-BA-CDOR	(133,935)

CAD	59,230,000		--	6/9/10	0.57%	1 month CAD-BA-CDOR	(62,586)

AUD	13,560,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	15,385

CAD	13,560,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(214,295)

JPY	9,080,050,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	1,093,970

JPY	20,500,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	3,922

	$39,050,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(4,036,820)

	14,523,000		--	10/22/10	3 month USD-LIBOR-BBA	2.78%	322,358

	40,171,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	1,949,687

EUR	55,790,000		--	11/4/18	6 month EUR-EURIBOR-REUTERS	4.318%	8,662,215

JPY	799,200,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(171,511)

JPY	1,074,500,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	139,716

	$44,993,000		--	8/3/14	3 month USD-LIBOR-BBA	3.061%	1,267,661

EUR	39,220,000		--	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	3,568,117

EUR	35,100,000		--	12/16/10	6 month EUR-EURIBOR-REUTERS	2.994%	1,919,620

PLN	21,490,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	93,332

	$59,100,000		--	8/4/14	3 month USD-LIBOR-BBA	2.89%	1,179,579

HUF	780,000,000		--	8/6/14	6 month HUF-BUBOR-REUTERS	7.08%	17,880

HUF	205,000,000		--	8/27/14	6 month HUF-BUBOR-REUTERS	6.94%	1,377

JPY	11,230,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(5,388,371)

	$16,240,000		--	1/27/24	3.1%	3 month USD-LIBOR-BBA	1,301,712

AUD	27,720,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(380,250)

	$8,120,000		--	2/3/24	3 month USD-LIBOR-BBA	3.2825%	(496,651)

	72,328,000		--	2/6/29	3 month USD-LIBOR-BBA	3.4546%	(5,282,162)

	14,385,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	1,563,480

EUR	16,230,000	(E)	--	9/17/29	6 month EUR-EURIBOR-REUTERS	4.944%	162,283

	$26,000,000		--	9/14/19	3 month USD-LIBOR-BBA	3.505%	15,506

CAD	17,330,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	(22,973)

CAD	3,810,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(226,032)

CAD	17,870,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	335,593

CAD	5,700,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(354,467)

	$29,400,000		--	3/30/19	3 month USD-LIBOR-BBA	2.945%	(1,257,001)

	300,000		--	4/1/24	3 month USD-LIBOR-BBA	3.17%	(23,900)

	189,810,000		--	4/3/14	2.203%	3 month USD-LIBOR-BBA	1,805,516

	236,820,000		--	4/3/10	3 month USD-LIBOR-BBA	1.168%	1,011,285

Merrill Lynch Capital Services, Inc.
JPY	1,465,300,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(1,011,519)

Merrill Lynch Derivative Products AG
JPY	732,600,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(530,103)

Morgan Stanley Capital Services, Inc.
	$5,600,000		--	7/30/19	3 month USD-LIBOR-BBA	3.87%	212,131

Total							$43,804,425

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/09 (Unaudited)
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	12,864,000	$--	3/27/14	1.785%	Eurostat	$75,774
					Eurozone HICP
					excluding tobacco

Goldman Sachs International
EUR	21,440,000	--	4/30/13	2.375%	French Consumer	1,200,704
					Price Index
					excluding tobacco

EUR	21,440,000	--	4/30/13	(2.41%)	Eurostat	(1,302,683)
					Eurozone HICP
					excluding tobacco

EUR	21,440,000	--	5/6/13	2.34%	French Consumer	1,156,818
					Price Index
					excluding tobacco

EUR	21,440,000	--	5/6/13	(2.385%)	Eurostat	(1,268,585)
					Eurozone HICP
					excluding tobacco

EUR	12,070,000	--	4/23/14	1.67%	Eurostat	(149,659)
					Eurozone HICP
					excluding tobacco

EUR	12,864,000	--	4/14/14	1.835%	Eurostat	(10,608)
					Eurozone HICP
					excluding tobacco

	$42,360,000	--	5/18/10	(0.25%)	USA Non Revised	859,908
					Consumer Price
					Index- Urban
					(CPI-U)

Total						$561,669

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/09 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$--		$1,075,000	12/20/12	95 bp	$(161,869)

Ford Motor Co., 7.45%,
7/16/31	--	--		935,000	3/20/12	(525 bp)	35,341

Ford Motor Credit Co.,
7%, 10/1/13	Caa1	--		2,805,000	3/20/12	285 bp	(145,619)

Nalco Co., 7.75%,
11/15/11	Ba2	--		175,000	9/20/12	350 bp	1,786

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	590,632		3,138,867	7/25/45	18 bp	214,062

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	467,326		2,354,092	7/25/45	18 bp	184,905

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	589,014		2,696,132	7/25/45	18 bp	265,559

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	598,014		2,726,156	7/25/45	18 bp	270,957

DJ ABX HE PEN AAA
Series 7 Version 1 Index	BB-	2,062,813		3,500,000	8/25/37	9 bp	(72,135)

DJ CDX NA IG Series 12
Version 1 Index	--	(1,693,312)		44,900,000	6/20/14	(100 bp)	(1,406,351)

Citibank, N.A.
DJ ABX HE AAA Index	BBB-	1,612,875		7,681,352	5/25/46	11 bp	(645,325)

DJ ABX HE PEN AAA Index	BBB-	1,352,749		8,618,604	5/25/46	11 bp	(1,180,989)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	BBB-	330,427		1,531,134	5/25/46	11 bp	(119,703)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	396,729		1,882,489	7/25/45	18 bp	170,887

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	1,537,529		8,251,132	5/25/46	11 bp	(888,178)

Lighthouse
International Co., SA,
8%, 4/30/14	B3	--	EUR	945,000	3/20/13	815 bp	(213,358)

Republic of Argentina,
8.28%, 12/31/33	--	--		$685,000	9/20/13	(1,170 bp)	(49,577)

Republic of Argentina,
8.28%, 12/31/33	--	--		688,000	9/20/13	(945 bp)	(167)

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B2	--		2,175,000	10/20/11	194 bp	(440,705)

Credit Suisse International
DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	2,577,976		12,139,291	7/25/45	18 bp	1,121,625

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	4,278,545		9,220,784	5/25/46	11 bp	1,581,634

DJ ABX HE PEN AAA
Series 7 Version 1 Index	BB-	2,630,906		4,431,000	8/25/37	9 bp	(71,993)

DJ CMB NA CMBX AAA Index	AA+	17,144		103,000	12/13/49	8 bp	(3,197)

Deutsche Bank AG
DJ ABX HE PEN AAA Index	BBB-	1,346,572		8,618,604	5/25/46	11 bp	(1,174,211)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	273,887		1,212,959	7/25/45	18 bp	128,368

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	1,587,776		4,153,620	5/25/46	11 bp	372,919

DJ iTraxx Europe Series
9 Version 1	--	304,941	EUR	4,464,000	6/20/13	(650 bp)	86,584

Federal Republic of
Brazil, 12 1/4%, 3/6/30	Baa3	--		$1,500,000	10/20/17	105 bp	(48,075)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		660,000	9/20/13	109 bp	(15,502)

India Government Bond,
5 7/8%, 1/2/10	Ba2	--		11,165,000	1/11/10	170 bp	98,541

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		2,620,000	2/19/10	153 bp	10,989

Korea Monetary STAB
Bond, 5.45%, 1/23/10	A	--		1,670,000	2/1/10	139 bp	1,409

Nalco Co., 7.75%,
11/15/11	Ba2	--		160,000	12/20/12	363 bp	2,192

Republic of Argentina,
8.28%, 12/31/33	--	--		442,500	4/20/13	(565 bp)	49,470

Republic of Argentina,
8.28%, 12/31/33	--	--		1,375,000	8/20/12	(380 bp)	174,342

Republic of Argentina,
8.28%, 12/31/33	--	--		1,000,000	3/20/13	(551 bp)	107,635

Russian Federation,
7 1/2%, 3/31/30	--	--		442,500	4/20/13	(112 bp)	9,481

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	935,000	9/20/13	715 bp	71,074

United Mexican States,
7.5%, 4/8/33	Baa1	--		$2,945,000	3/20/14	56 bp	(124,079)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	880,000	9/20/13	477 bp	48,350

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	880,000	9/20/13	535 bp	75,087

Goldman Sachs International
DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	1,779,530		$4,062,740	5/25/46	11 bp	591,253

DJ CDX NA CMBX AAA Index	AAA	109,727		3,000,000	3/15/49	7 bp	(347,738)

DJ CDX NA IG Series 12
Version 1 Index	--	(4,424,071)		101,775,000	6/20/14	(100 bp)	(3,773,616)

DJ CDX NA IG Series 12
Version 1 Index	--	(254,276)		5,786,000	6/20/14	(100 bp)	(217,297)

Lighthouse
International Co, SA,
8%, 4/30/14	B3	--	EUR	815,000	3/20/13	680 bp	(225,369)

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Caa1	--		$140,000	6/20/12	230 bp	(33,883)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	1,301,904		5,863,175	7/25/45	18 bp	592,489

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	364,141		1,642,956	5/25/46	11 bp	(118,883)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	1,595,158		4,113,317	5/25/46	11 bp	385,855

DJ CDX NA EM Series 10
Index	Ba2	62,677		1,085,000	12/20/13	335 bp	77,415

Freeport-McMoRan Copper
& Gold, Inc., bank term
loan	--	--		2,360,300	3/20/12	(85 bp)	(13,732)

Republic of Argentina,
8.28%, 12/31/33	B-	--		1,385,000	6/20/14	235 bp	(357,343)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		225,000	9/20/13	276 bp	8,330

Russian Federation,
7.5%, 3/31/30	Baa1	--		2,250,000	8/20/12	65 bp	(57,067)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		410,000	6/20/13	595 bp	(3,487)

Merrill Lynch Capital Services, Inc.
D.R. Horton Inc.,
7 7/8%, 8/15/11	--	--		1,435,000	9/20/11	(426 bp)	(73,761)

Morgan Stanley Capital Services, Inc.
DJ ABX CMBX BBB Index	--	92		127,231	10/12/52	(134 bp)	101,370

DJ CMB NA CMBX AAA Index	AA+	442,222		4,075,000	2/17/51	35 bp	(466,305)

DJ iTraxx Europe
Crossover Series 12
Version 1	--	(27,714)	EUR	2,329,000	12/20/14	(500 bp)	(23,377)

Dominican Republic,
8 5/8%, 4/20/27	--	--		$2,340,000	11/20/11	(170 bp)	148,974

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa3	--		2,360,500	3/20/12	44 bp	(10,030)

Nalco Co., 7.75%,
11/15/11	Ba2	--		175,000	9/20/12	330 bp	803

Nalco Co., 7.75%,
11/15/11	Ba2	--		200,000	3/20/13	460 bp	9,542

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		1,570,000	10/12/12	339 bp	(253,596)

Total							$(5,737,289)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at October 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

(a) Percentages indicated are based on net assets of $887,331,290.

(b) The aggregate identified cost on a tax basis is $918,964,295, resulting in gross unrealized appreciation and depreciation of $107,441,936 and $77,082,407, respectively, or net unrealized appreciation of $30,359,529.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at October 31, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at October 31, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at October 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $47,705 for the period ended October 31, 2009. During the period ended October 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $153,981,956 and $201,849,012, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

At October 31, 2009, liquid assets totaling $548,983,591 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at October 31, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at October 31, 2009.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at October 31, 2009 (as a percentage of Portfolio Value):

United States	84.2%
Russia	3.8
Argentina	1.9
Venezuela	1.4
Sweden	1.1
Brazil	1.0
Indonesia	0.9
Turkey	0.6
United Kingdom	0.6
Canada	0.6
Other	3.9

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on purchased and written options contracts at the period ended October 31, 2009 are indicative of the volume of activity during the period. The fund had an average contract amount of approximately 5,000 on futures contracts for the period ended October 31, 2009.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the period ended October 31, 2009 are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the period ended October 31, 2009 are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $12,780,000,000 on interest rate swap contracts for the period ended October 31, 2009.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional on credit default swap contracts at the period ended October 31, 2009 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $5,358,933 at October 31, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At October 31, 2009, the fund had a net liability position of $37,755,096 on derivative contracts subject to the Master

Agreements. Collateral posted by the fund totaled $23,964,947.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $1,457,093 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF of $13,445,553. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

In September 2006, ASC 820 was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$91,312,771	$3,098,736

Common stocks:

Communication services	57,790	--	--

Consumer cyclicals	--	--	22

Energy	--	--	4,141

Total common stocks	57,790	--	4,163

Convertible bonds and notes	--	3,022,163	--

Convertible preferred stocks	--	9,970	--

Corporate bonds and notes	--	195,870,834	2,626

Foreign government bonds and notes	--	74,082,706	--

Mortgage-backed securities	--	430,019,437	--

Preferred stocks	--	268,689	--

Purchased options outstanding	--	24,422,642	--

Senior loans	--	43,782,082	--

U.S. Government and agency mortgage obligations	--	13,003,737	--

U.S. Treasury Obligations	--	11,435,397	--

Warrants	17,250	38,564	22

Short-term investments	24,619,160	34,255,085	--

Totals by level	$24,694,200	$921,524,077	$3,105,547

	Level 1	Level 2	Level 3

Other financial instruments:	$(489,066)	$(48,592,819)	$(334,934)

Other financial instruments include futures, written options, TBA sale commitments, swaps, forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of October 31, 2009:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	July	discounts/	Realized	appreciation/	purchases/	and/or out	October
	31, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2009

Asset-backed securities	$2,165,438	$--	$--	$933,298	$--	$--	$3,098,736

Common stocks:

Consumer cyclicals	$22	--	--	--	--	--	22

Energy	$61,737	--	64,564	(34,099)	(88,061)	--	4,141

Total common stocks	$61,759	--	64,564	(34,099)	(88,061)	--	$4,163

Corporate bonds and notes	$2,626	--	--	--	--	--	$2,626

Mortgage-backed securities	$2,064,175	--	--	--	--	(2,064,175)	$--

Warrants	$--	--	--	22	--	--	$22

Totals:	$4,293,998	$--	$64,564	$899,221	$(88,061)	$(2,064,175)	$3,105,547

† Includes $990,916 related to Level 3 securities still held at period end.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	July	discounts/	Realized	appreciation/	purchases/	and/or out	October
	31, 2009 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2009 ††

Other financial instruments:	$(375,514)	$--	$--	$40,580	$--	$--	$(334,934)

† Includes $40,580 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of October 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$1,948,094	$29,497,316

Foreign exchange contracts	1,636,563	1,519,885

Interest rate contracts	201,084,104	191,105,668

Total	$204,668,761	$222,122,869

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 30, 2009